PRINCIPAL INVESTORS FUND, INC.
                                 Class J Shares








                     This Prospectus describes a mutual fund
                      organized by Principal Life Insurance
                           Company(R) (The Principal).





                  The date of this Prospectus is March 1, 2001.






   As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

              Fund Descriptions.............................................  4
                  Stable Funds
                     High Quality Short-Term Bond Fund......................  6
                     Money Market Fund......................................  8

                  Conservative Funds
                     Bond & Mortgage Securities Fund........................ 10
                     Government Securities Fund............................. 12
                     High Quality Intermediate-Term Bond Fund............... 14
                     High Quality Long-Term Bond Fund....................... 16

                  Moderate Funds
                     Balanced Fund.......................................... 18
                     LargeCap Blend Fund.................................... 20
                     LargeCap Growth Fund................................... 22
                     LargeCap S&P 500 Index Fund............................ 24
                     LargeCap Value Fund.................................... 26
                     MidCap Value Fund...................................... 28
                     Partners LargeCap Blend Fund........................... 30
                     Partners LargeCap Growth Fund I........................ 32
                     Partners LargeCap Growth Fund II....................... 34
                     Partners LargeCap Value Fund........................... 36
                     Partners MidCap Value Fund............................. 38
                     Real Estate Fund....................................... 40

                  Aggressive Funds
                     MidCap Blend Fund...................................... 42
                     MidCap Growth Fund..................................... 44
                     MidCap S&P 400 Index Fund.............................. 46
                     Partners MidCap Blend Fund............................. 48
                     Partners MidCap Growth Fund............................ 50
                     Partners SmallCap Growth Fund I........................ 52
                     Partners SmallCap Growth Fund II....................... 54
                     Partners SmallCap Value Fund........................... 56
                     SmallCap Blend Fund.................................... 58
                     SmallCap Growth Fund................................... 60
                     SmallCap S&P 600 Index Fund............................ 62
                     SmallCap Value Fund.................................... 64
                     Technology Fund........................................ 66

                  Dynamic Funds
                     European Fund.......................................... 68
                     International Emerging Markets Fund.................... 70
                     International Fund I................................... 72
                     International Fund II.................................. 74
                     International SmallCap Fund............................ 76
                     Pacific Basin Fund..................................... 78

               General Information
                  The Costs of Investing.................................... 80
                  Certain Investment Strategies and Related Risks........... 80
                  Management, Organization and Capital Structure............ 85
                  Shareholder Information................................... 87
                  Fund Account Information.................................. 92

              Appendix A.................................................... 95

The Principal Investors Funds have been divided into risk categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Funds are divided into five risk categories: Stable, Conservative, Moderate, Aggressive, and Dynamic. Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its                   Federated Investment Management Company ("Federated")
     Bernstein Investment Research and Management                 Invista Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner Investment Partners, Inc. ("Turner")

Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through:
o registered representatives of Princor Financial Services Corporation ("Princor")* who are also employees of Principal Life Insurance Company (The Principal)* (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
o    fee-based financial planners; or
o registered representatives of selected broker-dealers (selling Class J shares as a result of certain plan terminations).

Class J shares are offered only:
o to individuals (and his/her spouse) who receive lump sum distributions from retirement or employee welfare benefit plans sponsored by The Principal;
o to shareholders (and his/her spouse) of Class J shares funding an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE");
o    to fund employer sponsored plans sold through Principal Connection; and
o    to individuals
     o who own life or disability insurance policies issued by The Principal, or
     o who are customers of Principal Residential Mortgage, Inc. or Principal Bank.

     * Principal Management Corporation, Invista, PCII, PCREI, BT, Princor, The Principal, Principal Residential Mortgage and Principal Bank are members of the Principal Financial Group(R).

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's estimated operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the estimated expenses shown. Based on these assumptions, the costs would be as shown.

Fund performance
Because  the  Funds  are new and  have not  completed  a full  calendar  year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact the Principal Investors Fund at www.principal.com or call 1-800-247-4123. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

HIGH QUALITY SHORT-TERM BOND FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than three years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.40%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.31%
     * Total Class J share  operating expenses are estimated.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year     3 Years

                                 $133        $415

                           Day-to-day Fund Management

     Since December, 2000 Martin J. Schafer. Mr. Schafer is a portfolio (Fund's inception) manager for PCII specializing in the management of mortgage-backed  securities  utilizing  an  active,
                             total  return  approach.  He joined  the  Principal
                             Financial   Group  in  1977.  He  holds  a  BBA  in
                             Accounting and Finance from the University of Iowa.

Stable Funds

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o    upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:

     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank;
          or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Money Market Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.40%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.31%
     * Total Class J share  operating expenses are estimated.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


                                 1 Year     3 Years

                                  $133       $415

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Michael R. Johnson. Mr. Johnson directs (Fund's inception) securities trading for PCII. He joined the
                             Principal  Financial  Group  in 1982  and  took his
                             current  position  in  1994.  His  responsibilities
                             include managing the fixed-income trading operation
                             for  PCII  and  several   short-term  money  market
                             accounts.   He  earned  his  Bachelor's  degree  in
                             Finance from Iowa State University.

     Since December, 2000    Co-Manager:  Alice  Robertson.  Ms.  Robertson is a
     (Fund's inception)      trader  for  PCII on the  corporate  fixed-  income
                             trading desk.  She joined the  Principal  Financial
                             Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms.
                             Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Conservative Funds

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.55%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.46%
     * Total Class J share  operating expenses are estimated.

                                   Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $149      $462


                           Day-to-day Fund Management

     Since December, 2000    Co-Manager:   William  C.   Armstrong,   CFA.   Mr.
     (Fund's inception)      Armstrong  leads the  multi-sector/core  inception)
                             portfolio  management group for PCIIs' stable value
                             division. Mr. Armstrong has been with the Principal
                             Financial  Group since 1992. He earned his Master's
                             degree  from  the   University   of  Iowa  and  his
                             Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial
                             Analyst designation.

     Since December, 2000 Co-Manager: Lisa A. Stange, CFA. As Portfolio (Fund's inception) Manager for PCII, Ms. Stange manages over $3 billion  in  fixed-income  portfolios  invested  in
                             public and private corporate bonds, mortgage-backed
                             securities,  commercial mortgage-backed securities,
                             asset-backed  securities and commercial real estate
                             mortgages.   Ms.   Stange   joined  the   Principal
                             Financial  Group in 1989 after earning her Master's
                             and   Bachelor's   degrees  in  Finance   from  the
                             University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.40%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.31%
     * Total Class J share  operating expenses are estimated.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $133     $415

                           Day-to-day Fund Management


     Since December, 2000 Co-Manager: Kelly R. Alexander. Ms. Alexander (Fund's inception) shares management responsibility for nine fixed-income portfolios at PCII, with combined
                             assets of  more  than  $4  billion. Before assuming
                             her current position, she had similar
                             responsibilities with  Invista  from 1992 to 2000.
                             She  joined  the Principal Financial Group in 1983
                             to develop  the mortgage-backed  securities trading
                             department. Her experience   includes   hedging,
                             securitization, product development and portfolio management as well as the risk management of a $1.5 billion residential mortgage pipeline.


     Since December, 2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund  seeks to  provide  current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.40%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.31%
     * Total Class J share  operating expenses are estimated.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $133     $415

                           Day-to-day Fund Management

     Since December, 2000    Co-Manager:  Kevin W.  Croft,  CFA.  As a portfolio
     (Fund's inception)      manager   for   PCII,    Mr.   Croft   has   direct
                             responsibility   for  $950   million   invested  in
                             fixed-income  portfolios.  He joined the  Principal
                             Financial Group in 1988. He earned his Master's and
                             Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial
                             Analyst designation.

     Since December, 2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.40%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.31%
     * Total Class J share  operating expenses are estimated.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $133     $415

                           Day-to-day Fund Management

     Since December, 2000    Co-Manager:  Kevin W.  Croft,  CFA.  As a portfolio
     (Fund's inception)      manager   for   PCII,    Mr.   Croft   has   direct
                             responsibility   for  $950   million   invested  in
                             fixed-income  portfolios.  He joined the  Principal
                             Financial Group in 1988. He earned his Master's and
                             Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial
                             Analyst designation.

     Since December, 2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Moderate Funds

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.50%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.41%
     * Total Class J share  operating expenses are estimated.

                                  Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                   $144     $446


                           Day-to-day Fund Management

     Since December, 2000    Co-Manager:   William  C.   Armstrong,   CFA.   Mr.
     (Fund's inception)      Armstrong  leads  the  multi-sector/core  portfolio
                             management  group for PCII's stable value division.
                             Mr. Armstrong has been with the Principal Financial
                             Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

     Since March, 2001       Co-Manager:  Douglas  Herold,  CFA. Mr. Herold is a
                             portfolio manager at Invista specializing in equity research and the management of broad market value portfolios. He also serves as a member of Invista's global consumer staples research team. Prior to joining Invista in 1993, he was an investment officer at Bankers Trust Company for ten years. He received an MBA from Drake University and a BS in Business from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

     Since March, 2001       Co-Manager:  Dirk Laschanzky,  CFA. Mr.  Laschanzky
                             joined Invista in 1997. He is responsible for asset
                             allocation   and   provides   advice   to   clients
                             concerning  their   portfolios   across  all  asset
                             classes.  Previously, he was a relationship manager
                             at  Invista  with   responsibility  for  investment
                             communication,    relationship    development   and
                             investor education.  Prior to joining Invista,  Mr.
                             Laschanzky was a portfolio  manager and analyst for
                             over seven  years at AMR  Investment  Services.  He
                             earned  his  MBA  and  BA  in   Finance   from  the
                             University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: Mary Sunderland, CFA. Ms. Sunderland (Fund's inception) manages the large-cap growth portfolios for
                             Invista. She joined Invista in early 2000 following
                             a 10-year  career  with  Skandia  Asset  Management
                             where she  directed  their  more than $2.5  billion
                             U.S.  Equity Large Cap Growth  portfolios  and U.S.
                             Technology  portfolios.  Ms.  Sunderland earned her
                             MBA from the Columbia University Graduate School of
                             Business   and   her    Bachelor's    degree   from
                             Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


                Fund Operating Expenses*

     Management Fees...................   0.45%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.36%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $138     $431

                           Day-to-day Fund Management

     Since March, 2001       Scott Opsal, CFA. Mr. Opsal is the Chief Investment
                             Officer   for   Invista   and  has   directed   the
                             international equities group since 1993. He sits on
                             the firm's Board of  Directors,  is a member of the
                             Iowa  Society  of  Financial   Analysts  and  is  a
                             Research   Director   of  the   Financial   Markets
                             Institute at the  University of Iowa.  Scott joined
                             Principal in 1983 and was one of Invista's founders in 1985. He received a Master's degree from the University of Minnesota and a Bachelor's degree from Drake University, where he is a visiting instructor in the Finance Department. He has earned the right to use the Chartered Financial Analyst designation.

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.55%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.46%
     * Total Class J share  operating expenses are estimated.

                                   Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $149      $462

                           Day-to-day Fund Management

     Since December, 2000 Mary Sunderland, CFA. Ms. Sunderland manages the (Fund's inception) large-cap growth portfolios for Invista. She joined
                             Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap
                             Growth portfolios and U.S.  Technology  portfolios.
                             Ms.  Sunderland  earned  her MBA from the  Columbia
                             University  Graduate  School  of  Business  and her
                             Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial
                             Analyst designation.


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.15%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.06%
     * Total Class J share  operating expenses are estimated.

                                   Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $108      $337

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Robert Baur, Ph.D. Dr. Baur joined (Fund's inception) Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand
                             View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa
                             State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

     Since December, 2000 Co-Manager: Rhonda VanderBeek. Ms. VanderBeek (Fund's inception) directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
o  Determination  that a stock is selling below its fair market  value;
o    Early recognition of changes in a company's underlying fundamentals;
o    Evaluation of the sustainability of fundamental changes; and
o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


                Fund Operating Expenses*

     Management Fees...................   0.45%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.36%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $138      $431

                           Day-to-day Fund Management

     Since December, 2000 John Pihlblad, CFA. Mr. Pihlblad is director of (Fund's Inception) quantitative portfolio management for Invista. He has  over  24  years  experience  in  creating  and
                             managing quantitative  investment systems. Prior to
                             joining Invista in 2000, Mr. Pihlblad was a partner
                             and  co-founder  of GlobeFlex  Capital in San Diego
                             where he was  responsible  for the  development and
                             implementation  of the investment  process for both
                             domestic and  international  products.  He received
                             his BA from Westminster  College. He has earned the
                             right  to  use  the  Chartered   Financial  Analyst
                             designation.

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


                Fund Operating Expenses*

     Management Fees...................   0.65%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.56%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $159      $493

                           Day-to-day Fund Management

     Since December, 2000 Catherine A. Zaharis, CFA. Ms. Zaharis directs (Fund's inception) portfolio management for the Invista value team and leads the value research group.  She joined Invista
                             in 1985.  Ms.  Zaharis  received her MBA from Drake
                             University   and  her  BBA  in  Finance   from  the
                             University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.75%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.66%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $169      $523

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: David P. Gilmore. Mr. Gilmore joined (Fund's inception) Federated in August 1997 as an Investment Analyst.
                             He was  promoted  to Senior  Investment  Analyst in
                             July 1999 and became an Assistant Vice President of
                             Federated  in July 2000.  Mr.  Gilmore was a Senior
                             Associate  with Coopers & Lybrand from January 1992
                             to  May  1995.  He  earned  his  MBA   from  the
                             University  of Virginia and has a BS from Liberty
                             University. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000    Co-Manager:   James  E.   Grefenstette,   CFA.  Mr.
     (Fund's inception)      Grefenstette  joined Federated in 1992 and has been
                             a  Portfolio   Manager  and  a  Vice  President  of
                             Federated  since 1996.  From 1994 until  1996,  Mr.
                             Grefenstette   was  a  Portfolio   Manager  and  an
                             Assistant   Vice   President  of   Federated.   Mr.
                             Grefenstette   received   his   MS  in   Industrial
                             Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial
                             Analyst designation.

     Since December, 2000 Co-Manager: J. Thomas Madden, CFA. Mr. Madden (Fund's inception) joined Federated as a Senior Portfolio Manager in
                             1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior
                             Vice  President of Federated from 1989 to 1993. Mr.
                             Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial
                             Analyst designation.

     Since December, 2000    Co-Manager:  Bernard J.  Picchi,  CFA.  Mr.  Picchi
     (Fund's inception)      joined   Federated   in  1999  as  a  Senior   Vice
                             President/  Director of U.S.  Equity  Research  for
                             Federated.  From  1994 to 1999,  Mr.  Picchi  was a
                             Managing  Director  of  Lehman  Brothers  where  he
                             initially  served  as  head  of the  energy  sector
                             group.  During 1995 and most of 1996,  he served as
                             U.S.  Director of Stock  Research  and in September
                             1996,  he was named  Growth Stock  Strategist.  Mr.
                             Picchi   holds  a  BS  in  foreign   service   from
                             Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.75%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.66%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $169      $523

                           Day-to-day Fund Management

     Since December 2000 Co-Manager: William S. Auslander, Principal of (Fund's inception) Morgan Stanley. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's Institutional
                             Equity Group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in
                             Economics from the University of Wisconsin and an MBA from Columbia University.

     Since December 2000 Co-Manager: Philip W. Friedman, Manager Director of (Fund's inception) Morgan Stanley. Prior to joining Morgan Stanley he was a member of Morgan Stanley & Co. Incorporated's
                             Equity  Research team  (1990-1995)  before becoming
                             Director of Research  (1995-1997).  Currently,  Mr.
                             Friedman is head of Morgan Stanley's  Institutional
                             Equity  Group.  He  holds  a BA in  Economics  from
                             Rutgers University and an MBA from the J.L. Kellogg
                             School of Management at Northwestern University.

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: C. Kim Goodwin. Ms. Goodwin was named (Fund's inception) Co-Chief Investment Officer for American Century's
                             domestic   growth   equity   discipline   in  2000.
                             Previously she was Senior Vice President and Senior
                             Portfolio Manager and has been a member of the team
                             that manages Growth since joining  American Century
                             in  1997.  Before  joining  American  Century,  she
                             served  as  Senior  Vice  President  and  Portfolio
                             Manager  at Putnam  Investments  from 1996 to 1997,
                             and  Vice   President  and  Portfolio   Manager  at
                             Prudential  Investments  from  1993  to  1996.  Ms.
                             Goodwin  holds  a  Bachelor  of  Arts  Degree  from
                             Princeton  University,  an  MBA  in  Finance  and a
                             Master's   Degree  in  Public   Affairs   from  the
                             University of Texas.

     Since December, 2000 Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a (Fund's inception) Portfolio Manager for American Century. Mr. LeGard
                             joined the  company  in 1999.  Before  joining  the
                             company,   he  was  an  Equity   Analyst  for  USAA
                             Investment  Management where he analyzed technology
                             companies. He has worked in the investment industry
                             since  1993.  Mr.  LeGard  holds  a  BA  Degree  in
                             Economics from DePauw University. He has earned the
                             right  to  use  the  Chartered   Financial  Analyst
                             designation.

     Since December, 2000 Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is (Fund's inception) a Vice President and Portfolio Manager for American
                             Century.  Mr.  Woodhams has worked in the financial
                             industry since 1992 and joined American  Century in
                             1997.   Previously,   he  was  Vice  President  and
                             Director of Equity Research at Texas Commerce Bank.
                             Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that: o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or o appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.80
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.71%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $174      $539

                           Day-to-day Fund Management

     Since December, 2000    Co-Manager:  Marilyn G.  Fedak.  Ms.  Fedak,  Chief
     (Fund's inception)      Investment  Officer  of  U.S.  Value  Equities  and
                             Chairman of the U.S. Equity Investment Policy Group
                             of the Bernstein Investment Research and Management
                             unit   of   Alliance   Capital    Management   L.P.
                             ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.")
                             since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard
                             Business School.

     Since December, 2000 Co-Manager: Steven Pisarkiewicz. Mr.Pisarkiewicz (Fund's inception) has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include: o strong fundamentals, such as a company's financial, operational and competitive positions; o consistent cash flow; and o a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since December, 2000 Robert I. Gendelman, Managing Director and (Fund's inception) Portfolio Manager, Neuberger Berman Management,
                             Inc., since 1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies

The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code ("Code"). REITs are characterized as:
o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental problems
o    casualty or condemnation losses
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o    are dependent upon management skills and might not be diversified;
o    are subject to cash flow dependency and defaults by borrowers; and
o    could fail to qualify for tax-free pass-through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.85%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.76%
     * Total Class J share  operating expenses are estimated.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $179     $554

                           Day-to-day Fund Management

     Since December, 2000 Kelly D. Rush, CFA. Mr. Rush directs the Real (Fund's inception) Estate Investment Trust (REIT) activity for PCREI.
                             Mr. Rush joined the  Principal  Financial  Group in
                             1987 and has been  dedicated  to public real estate
                             investments since 1995. His experience includes the
                             structuring of public real estate transactions that
                             included commercial mortgage loans and the issuance
                             of unsecured bonds. He received his Master's degree
                             and   Bachelor's   degree  in   Finance   from  the
                             University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Aggressive Funds

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


                Fund Operating Expenses*

     Management Fees...................   0.65%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.56%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $159      $493

                           Day-to-day Fund Management

     Since December, 2000 K. William Nolin, CFA. Mr. Nolin has managed the (Fund's inception) domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial
                             Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.65%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.56%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $159      $493

                           Day-to-day Fund Management

     Since December, 2000 John F. McClain. Mr. McClain is a portfolio manager (Fund's inception) for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista Capital Management LLC or Principal Life Insurance Company.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.15%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.06%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $108      $337

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Robert Baur, Ph.D. Dr. Baur joined (Fund's inception) Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand
                             View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa
                             State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

     Since December, 2000 Co-Manager: Rhonda VanderBeek. Ms. VanderBeek (Fund's inception) directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy which uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600


                           Day-to-day Fund Management

     Since March, 2001       Co-Manager:  Bradley S. Daniels. Mr. Daniels joined
     (Fund's inception)      Miller Anderson & Sherrerd,  LLP in 1985, which was
                             acquired by MSDW Investment  Management in 1996 and
                             is a  Principal  of the firm.  Brad is a  portfolio
                             manager for the Mid and Small Cap Value strategies.
                             Prior  to  joining   the  firm,   he  served  as  a
                             programmer/equity  research  analyst  in the Equity
                             Research  Department  of  Kidder,  Peabody  &  Co.,
                             Incorporated.  He  received a BA  in  Mathematics
                             from the University of Pennsylvania, an MBA from
                             The   Wharton   School   of   the   University   of
                             Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.

     Since March, 2001       Co-Manager:  William B. Gerlach. Mr. Gerlach joined
     (Fund's inception)      Miller Anderson & Sherrerd,  LLP, in 1991 which was
                             acquired by Morgan  Stanley Dean Witter  Investment
                             Management in 1996. William is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at
                             Alphametrics  Corporation.  Past positions  include
                             Data  Analyst and  Inflation  Economist  at Wharton
                             Econometric Forecasting  Associates.  He received a
                             B.A. from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered
                             Financial Analyst.

     Since March, 2001       Co-Manager:   Vitaly  V.   Korchevsky,   CFA.   Mr.
     (Fund's inception)      Korchevsky  joined Morgan  Stanley in 2000. He is a
                             Vice President and a member of the Equity Portfolio
                             Management  team.  Prior to joining Morgan Stanley,
                             he was a portfolio  manager at Gardner  Lewis Asset
                             Management.   He  also  worked  for  Crestar  Asset
                             Management  Company and Regent  University  Finance
                             Department.   He   received   a  BA  from   Sukhumi
                             University and an MBA from Regent University. He has earned the right to use the Chartered Financial
                             Analyst designation.

     Since March, 2001       Co-Manager:  Gary  S.  Schlarbaum.  Mr.  Schlarbaum
     (Fund's inception)      joined  Miller  Anderson &  Sherrerd,  LLP in 1987,
                             which was acquired by MSDW Investment Management in 1996, and is a Managing Director of the firm. Gary is a portfolio manager for the Core Equity and Small Cap Value strategies. Prior to joining the firm, he served as a managing director at First
                             Chicago Investment Advisors. Gary was formerly a professor at Purdue University's Krannert Graduate
                             School, and was an instructor at the University of Pennsylvania. He received a B.A. from Coe College, and a Ph.D. from the University of Pennsylvania. He is a trustee of Coe College, a Chartered Financial
                             Analyst, and a member of the Financial Analysts of Philadelphia.

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Christopher K. McHugh. Mr. McHugh (Fund's inception) joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

     Since December, 2000 Co-Manager: William C. McVail. Mr. McVail, Senior (Fund's inception) Equity Portfolio Manager, joined Turner in 1998.
                             Prior  thereto,  he was  Portfolio  Manager  at PNC
                             Equity Advisers. He has 12 years of investment experience.

     Since December, 2000    Co-Manager:  Robert E.  Turner,  CFA.  Mr.  Turner,
     (Fund's inception)      Chairman  and  Chief  Investment  Officer,  founded
                             Turner  in  1990.  Prior  to  1990,  he was  Senior
                             Investment   Manager   with   Meridian   Investment
                             Company. He has 17 years of investment  experience.
                             He  has  earned  the  right  to use  the  Chartered
                             Financial Analyst designation.

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.10%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   2.01%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $204      $630

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Michael F. Malouf. Mr. Malouf is a Vice (Fund's inception) President of Neuberger Berman Management and
                             Managing  Director of  Neuberger  Berman,  LLC. Mr.
                             Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

     Since December, 2000 Co-Manager: Jennifer K. Silver. Ms. Silver is a (Fund's inception) Vice President of Neuberger Berman Management and
                             Managing  Director of  Neuberger  Berman,  LLC. Ms.
                             Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio
                             Manager at another firm from 1981 to 1997.

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined (Fund's inception) Federated in 1994. He has been a Portfolio Manager
                             since  1996  and  served  as  an   Assistant   Vice
                             President  of Federated  from 1997 to 1998.  He has
                             been a Vice President of Federated  since 1998. Mr.
                             Sabol was an  Investment  Analyst,  and then Equity
                             Research  Coordinator  for  Federated  from 1994 to
                             1996.   Mr.  Sabol  earned  his  MS  in  Industrial
                             Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial
                             Analyst designation.

     Since December, 2000 Co-Manager: Aash M. Shah, CFA. Mr. Shah joined (Fund's inception) Federated in 1993 and has been a Portfolio Manager and a Vice  President of Federated  since 1997. Mr.
                             Shah  was a  Portfolio  Manager  and  served  as an
                             Assistant  Vice  President of  Federated  from 1995
                             through  1996,  and as an  Investment  Analyst from
                             1993 to 1995.  Mr.  Shah  received  his  Masters in
                             Industrial   Administration  from  Carnegie  Mellon
                             University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.

PARTNERS SMALLCAP VALUE FUND The
Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since March, 2001       Co-Manager:  Coleman M. Brandt, Vice Chairman,  Ark
     (Fund's inception)      Asset.  Mr. Brandt joined Ark Asset in 1989.  Prior
                             to joining  Ark Asset,  he served as  President  of
                             Lehman  Management  Co.,  Inc. He received  his MBA
                             from  the  Harvard   Graduate  School  of  Business
                             Administration  and  his BS from  the  Philadelphia
                             University.

     Since March, 2001       Co-Manager:    William   G.   Charcalis,   Managing
     (Fund's inception)      Director, Ark Asset. Mr. Charcalis joined Ark Asset
                             in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark
                             Asset,  he was  Senior  Manager  at IBM  Retirement
                             Funds. He received his BS from the University of Southern California.

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.75%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.66%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $169      $523

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Michael L. Johnson. Mr. Johnson is a (Fund's inception) portfolio manager of Invista. He performs security analysis  and strategy  development  for the firm's
                             growth  equity   research   effort.   Mr.   Johnson
                             specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial
                             Analyst designation.


     Since December, 2000    Co-Manager:  Tom Morabito, CFA. Mr. Morabito joined
     (Fund's inception)      Invista  in  2000  as  the  lead  small-cap   value
                             portfolio  manager.  He has  more  than 12 years of
                             analytical  and  portfolio  management   expertise.
                             Since 1994, Mr.  Morabito was a manager for INVESCO
                             Management  &  Research.  He  received  his  MBA in
                             Finance  from   Northeastern   University  and  his
                             Bachelor's   degree   in   Economics   from   State
                             University of New York. He has earned the right to use the Chartered Financial Analyst designation.

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.75%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.66%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $169      $523

                           Day-to-day Fund Management

     Since December, 2000 John F. McClain. Mr. McClain is a portfolio manager (Fund's inception) for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.15%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.06%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $108      $337

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Robert Baur, Ph.D. Dr. Baur joined (Fund's inception) Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand
                             View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa
                             State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

     Since December, 2000 Co-Manager: Rhonda VanderBeek. Ms. VanderBeek (Fund's inception) directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.75%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.66%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $169      $523

                           Day-to-day Fund Management

     Since December, 2000 Tom Morabito, CFA. Mr. Morabito joined Invista in (Fund's inception) 2000 as the lead small-cap value portfolio manager.
                             He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr.
                             Morabito  was a manager  for INVESCO  Management  &
                             Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial
                             Analyst designation.

TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since December, 2000 David Mills. Mr. Mills is Executive Vice President (Fund's inception) of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January  1990
                             as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

Dynamic Funds

EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since December, 2000 Crispin Murray. Mr. Murray is Executive Vice (Fund's inception) President of BT having joined BT in 1994 as an investment  analyst  focusing on European  equities
                             covering         banks,         telecommunications,
                             telecommunication equipment and media. In 1998, he became head of European Equities. Prior to joining
                             BT, Mr. Murray worked for Equitable  Life Assurance
                             Society in the UK as a bond and  currency  analyst.
                             He received an Honours degree in Economics and Human Geography from Reading University in the UK.

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.35%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   2.26%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $229      $706

                           Day-to-day Fund Management

     Since March, 2001       Co-Manager:   Michael  A.  Marusiak.  Mr.  Marusiak
                             joined  Invista  in  2000,   specializing   in  the
                             international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle
                             East and Africa.  He earned an MIA in International
                             Finance  from the  Columbia  University  School  of
                             International and Public Affairs and a BA in Business Administration and Finance from Simon
                             Fraser University of Burnaby, Canada.

     Since March, 2001       Co-Manager:  Michael L. Reynal.  Mr.  Reynal joined
                             Invista in 2001,  specializing in the international
                             emerging markets sector.  Prior to joining Invista,
                             he was responsible for equity  investments in Latin
                             America, the Mediterranean and the Balkans while at
                             Wafra Investment  Advisory Group, Inc. in New York.
                             He also  spent  four  years  with  Paribas  Capital
                             Markets  in New  York  as the  head  of the  equity
                             trading  desk,  and three  years with  Barclays  de
                             Zoete Wedd in London,  focusing  on Latin  American
                             equity  trading.  He  received an MBA from the Amos
                             Tuck School at Dartmouth  College in New Hampshire,
                             a  BA/MA  in  History  from  Christ's   College  at
                             Cambridge University in England and a BA in History from Middlebuy College in Vermont.

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   0.90%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.81%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $184      $569

                           Day-to-day Fund Management

     Since December, 2000 Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio (Fund's inception) manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from
                             Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $159      $493

                           Day-to-day Fund Management

     Since December, 2000 Christopher Selth. Mr. Selth is an Executive Vice (Fund's inception) President of BT and was appointed its head of
                             International  Equities  in 1998 and its joint head
                             of  Equities  in 1999.  He  joined BT in 1987 as an
                             Investment  Analyst in the retail unit trust group.
                             In 1988,  he was  assigned  the  responsibility  to
                             cover  European  equities.   Mr.  Selth  was  given
                             responsibility  for the  European  component of all
                             retail unit trusts in March  1994.  Since  November
                             1996, he has been responsible for institutional and
                             retail   European   investments,   supervising  all
                             European   activities,   and  the  European   funds
                             management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer.
                             He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.20%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   2.11%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $214      $661

                           Day-to-day Fund Management

     Since December, 2000 Darren K. Sleister, CFA. Mr. Sleister is a (Fund's inception) portfolio manager specializing in the management of
                             international   equity  portfolios.   Mr.  Sleister
                             joined  Invista  in 1993.  He  received  his MBA in
                             Investment   and   Corporate   Finances   from  the
                             University of Iowa and his Bachelor's degree in Communications from Central College. He has earned the right to use the Chartered Financial Analyst designation.

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o    companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is March 2001, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses*

     Management Fees...................   1.00%
     12b-1 Fees........................   0.50
     Other Expenses....................   0.41
        Total Fund  Operating  Expenses   1.91%
     * Total Class J share  operating expenses are estimated.

                            Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

                                  $194      $600

                           Day-to-day Fund Management

     Since December, 2000 Dean Cashman. Mr. Cashman is Executive Vice (Fund's inception) President of BT and serves as head of Japanese equities.  He joined BT in 1988, initially involved
                             in the Liquids and Fixed-Income Group, but moved to
                             the European  equity group in 1989  specializing in
                             the Latin Block countries  including France,  Italy
                             and Spain. He started working on Japanese  equities
                             at  the  end  of  1991  and  in  1993   took   over
                             responsibility for investing institutional Japanese
                             investments and managing  research.  In 1996 he was
                             given  responsibility  for  all  Japanese  equities
                             research and  investment  as well as  institutional
                             Pacific  Basin  mandates.  Mr.  Cashman  received a
                             degree  in  Economics   from  the   University   of
                             Queensland.

General Information

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The Class J shares of the Funds are sold without a front-end sales charge. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by 1.00%.

The CDSC is not imposed on shares:
o    that were purchased pursuant to the Small Amount Force Out program (SAFO);
o redeemed due to a shareholder's death or disability (as defined in the Internal Revenue Code);
o redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code; or
o sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year)).

There is no sales charge on shares purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class J shares. These ongoing fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. Over time, these fees may exceed other types of sales charges.
o Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.

The European Equity, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities. Each of the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may invest in foreign securities to the extent that its relevant index is so invested. The other Funds (except Government Securities) may each invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the other Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select, Advisors Preferred, Select and Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting
Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value

Sub-Advisor:        Invista Capital  Management,  LLC  ("Invista"),  an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                    Principal Life.  Assets under  management as of December 31,
                    2000, were approximately $27.4 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds: Balanced (fixed-income portion), Bond & Mortgage Securities, Government Securities, High Quality Short-Term Bond, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and Money Market

Sub-Advisor:        Principal  Capital  Income  Investors,   LLC  ("PCII"),   an
                    indirect wholly-owned subsidiary of Principal Life Insurance
                    Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $33.2 billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des
                    Moines, Iowa 50309.

Fund:               Real Estate

Sub-Advisor:        Principal Capital Real Estate Investors,  LLC ("PCREI"),  an
                    indirect wholly-owned subsidiary of Principal Life Insurance
                    Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $20.6 billion. PCREI's address is 1800 Hub Tower, 699 Walnut, Des
                    Moines, Iowa 50309.

Funds:              European, International II, Pacific Basin and Technology

Sub-Advisor:        BT Funds  Management  (International)  Limited  ("BT")  is a
                    related company of BT Funds Management  Limited ("BTFM") and a member of the Principal  Financial  Group.  Its address is
                    The  Chifley  Tower,  2  Chifley  Square,  Sydney  NSW  2000
                    Australia. As of December 31, 2000, BT, together with BTFM, had approximately $22.7 billion under management.

Funds:              Partners LargeCap Growth I and Partners MidCap Blend

Sub-Advisor:        Morgan Stanley Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas,  New York,
                    NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio  management services to  customers  in the U.S.  and abroad.  As of December  31,
                    2000,   Morgan   Stanley,   together  with  its   affiliated
                    institutional    asset   management    companies,    managed
                    investments totaling approximately $170.2 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan
                    Stanley  Asset  Management  Inc.  changed its name to Morgan
                    Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan
                    Stanley Asset Management.

Fund:               Partners MidCap Growth

Sub-Advisor:        Turner Investment  Partners,  Inc. ("Turner") was founded in
                    1990. Its address is 1235 Westlake Drive, Suite 350, Berwyn,
                    PA 19312. As of December 31, 2000,  Turner had discretionary management  authority  with respect to  approximately  $10.1 billion in assets.

Fund:               Partners LargeCap Value

Sub-Advisor:        Alliance Capital  Management L.P.  ("Alliance")  through its
                    Bernstein    Investment   Research   and   Management   unit
                    ("Bernstein").  As of December  31, 2000,  Alliance  managed
                    $454  billion in assets.  Bernstein  is located at 767 Fifth
                    Avenue,  New York,  NY 10153 and Alliance is located at 1345
                    Avenue of the Americas, New York, NY 10105.

Funds:              Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:        Neuberger Berman Management Inc.  ("Neuberger Berman") is an
                    affiliate of Neuberger Berman, LLC. Neuberger Berman LLC is located at 605 Third Avenue, 2nd Floor, New York, NY
                    10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Funds:              Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:        Federated Investment  Management Company  ("Federated") is a
                    registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955.
                    Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of
                    December 31, 2000, Federated managed $140 billion in assets.

Fund:               Partners LargeCap Growth II

Sub-Advisor:        American  Century  Investment  Management,  Inc.  ("American
                    Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                    64111. As of December 31, 2000, American Century managed over $102.7 billion in assets.

Fund:               Partners SmallCap Value

Sub-Advisor:        Ark  Asset   Management   Co.,  Inc.  ("Ark  Asset")  is  an
                    independent, 100% employee owned investment management firm.
                    Ark Asset's  offices are  located at 125 Broad  Street,  New
                    York, New York 10004. As of December 31, 2000, Ark Asset managed $12.3 billion in assets.

Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors;
o    change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of each class
o    dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
o    the name you want to appear on the account;
o    the Principal Investors Fund(s) you want to invest in;
o    the amount of the investment;
o    your Social Security number; and
o    other required information.

Each Fund requires an initial minimum investment of $500. Subsequent investment minimums are $100 per Fund. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50 per Fund.

NOTE:
The minimum investment applies to each Fund, not to the total investment being made. Minimums are waived for accounts set up under the SAFO program.

In order for us to process our purchase order on the day it is received, we must receive the order (with complete information):
o    on a day that the NYSE is open; and
o prior to the close of that day's trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of business of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Invest by mail
o    Send a check and completed application to:
       Principal Investors Fund
       P. O. Box 10423
       Des Moines Iowa 50306-9780
o    Make your check payable to Principal Investors Fund.
o Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.

Wire money from your bank (contributory IRA only)
o    Call   Principal   Investors   Fund  for  an  account   number  and  wiring
     instructions.
o For both initial and subsequent purchases, federal funds should be wired to:
       Wells Fargo Bank Iowa, N.A.
       Des Moines, Iowa 50309
       ABA No.: 073000228
       For credit to: Principal Investors Fund
       Account No.: 3000499968
       For credit: ____________ Fund, Class J
       Shareholder Account No. __________________
       Shareholder Registration __________________
o Give the number and instructions to your bank (which may charge a wire fee).
o No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Establish an Automatic Investment Plan
o Make regular monthly investments with automatic deductions from your bank or other financial institution account.
o The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account.
o    The minimum monthly purchase is $50 per Fund.
o Send completed application, check authorization form and voided check (or voided deposit slip) to:
                Principal Investors Fund
                P. O. Box  10423
                Des Moines Iowa 50306-9780

Set up a Dividend Relay
o Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
o    Distributions from a Fund may be directed to only one receiving Fund.
o The Fund share class receiving the investment must be the same class as the originating Fund.
o    There is no sales charge or administrative charge for the Dividend Relay.
o    You can set up Dividend Relay:
     o    on the application for a new account; or
     o by calling Principal Investors Fund if telephone services apply to the originating account; or
     o    in writing (a signature guarantee may be required).
o You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund.
o There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
o    The amount invested in the receiving Fund must meet that Fund's minimums.

Redemption of Fund Shares
After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale. However, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other payment arrangements are made).

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Your request for a distribution from your IRA, SEP, or SIMPLE account must be in writing. You may obtain a distribution form by telephoning us or writing to Principal Investors Fund at P.O. Box 10423, Des Moines, IA 50309. Distribution from these accounts may be taken as:
o    lump sum of the entire balance of the account;
o    partial balance of the account; or
o period payments of either a fixed amount or amounts based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sell shares by mail
o Send a distribution form (for IRA, SEP and SIMPLE accounts) or a letter (for other accounts), signed by the owner of the account, to:
                  Principal Investors Fund
                  P. O. Box  10423
                  Des Moines Iowa 50306-9780
         Call us for a copy of the  distribution  form.
o    Specify the Fund and account number.
o    Specify the number of shares or the dollar amount to be sold.
o    A signature guarantee* will be required if the:
     o    sell order is for more than $100,000;
     o    account  address has been changed  within one month of the sell order;
          or
     o check is payable to a party other than the account shareholder(s) or The Principal.

              * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.

Periodic withdrawal plans
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to sell a fixed number of shares ($25 initial minimum amount) or to sell enough shares to provide a fixed amount of money ($25 initial minimum amount). You can set up a periodic withdrawal plan by completing the applicable section of the application or sending us your written instructions. Your periodic withdrawal plan continues until you instruct us to stop or your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Withdrawal payments are sent on or before the third business day after the date of the sale. It may take additional business days for your financial institution to post this payment to your account at that financial institution. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account). The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Sales may be subject to a CDSC. Annually, up to 10% of the value of your J share account may be sold free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year, based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privilege for any following year.

Exchange of Fund Shares
Your shares in the Funds may be exchanged without charge for Class J shares of any other Principal Investors Fund. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.

You may exchange shares by:
o    calling us, if you have  telephone  privileges on the account;
o    sending a written request to:
         Principal Investors Fund
         P. O. Box 10423
         Des Moines, Iowa 50306-9780;
o    completing an Exchange Authorization Form (call us to obtain the form); or
o    sending your instructions via the internet (access www.principal.com).

Automatic exchange election
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
o    completing the Automatic Exchange Election section of the application;
o calling us if telephone privileges apply to the account from which the exchange is to be made; or
o    sending us your written instructions.
Your automatic exchange continues until you instruct us to stop or your Fund account balance is zero.

You may specify the day of the exchange. If the selected day is not a trading day, the exchange will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
o If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options, beneficiary(ies) and dealer of record as the account from which the shares are being exchanged.
o All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
o You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
o For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
You can authorize dividend and capital gain distributions to be:
o    reinvested in additional shares of the Fund making the distribution;
o    invested in shares of another Principal Investors Fund (Dividend Relay); or
o    paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans and accounts that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans/accounts.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay most of their net dividend income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the other Funds is the 23rd of each month (or previous business day).

The other Funds (other than the Money Market Fund) pay most of their net dividend income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record as of the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Money Market Fund.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements and reports that Principal Investors Fund sends to you include the prospectus and financial reports (every six months). To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household owns shares of the Fund. Call Principal Investors Fund if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, send a written instruction to the Fund.

Statements
You will receive quarterly (monthly statements for the Money Market Fund) statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
o    when the only activity during the quarter:
     o    is purchase of shares from reinvested dividends and/or capital gains;
     o    is a result of Dividend  Relay;
     o    are purchases under an Automatic Investment Plan;
     o    are sales under a periodic withdrawal plan; or
     o    are purchases or sales under an automatic exchange election.
o    used to fund certain individual retirement or individual pension plans; or
o    established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
o call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time);
o    call our PrinCall(R)line 24 hours a day at 1-800-421-2298; or
o    access your account on the internet at www.principal.com.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
o    if you sell more than $100,000 from any one Fund;
o    if  a  sales   proceeds   check  is  payable  to  other  than  the  account
     shareholder(s), The Principal, Principal Residential Mortgage, Inc. or Principal Bank;
o to add telephone transaction services and/or wire privileges to an existing account;
o to change bank account information designated under an existing telephone withdrawal plan; and
o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Telephone Instructions
The Funds reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, address, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2001 and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                           SEC FILE

                           811-07572    Principal Investors Fund, Inc.

                                   APPENDIX A

RELATED PERFORMANCE OF THE SUB-ADVISORS

The Class J shares of the Funds started operation in March, 2001 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS - STABLE FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      Average Annual Performance
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      (through December 31, 2000)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
High Quality Short-Term Bond Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PCII High Quality Short-Term Bond Composite             8.81   8.81   5.50
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index      8.96   8.96   6.15   6.02   6.79
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average Short-Term Bond Category (Morningstar)          8.14   8.14   5.49   5.43   6.52
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Money Market Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PCII Money Market Composite                             6.21   6.21   5.35   5.22   4.70
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PERFORMANCE RESULTS - CONSERVATIVE FUNDS
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                       Average Annual Performance
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                       (through December 31, 2000)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Bond & Mortgage Securities Fund J Shares*
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PCII Multi-Sector Composite                             12.00   12.00   6.34   6.60   8.29
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                    11.63   11.63   6.36   6.45   7.95
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Average Intermediate-Term Bond Category (Morningstar)    9.45    9.45   5.11   5.43   7.62
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Government Securities Fund J Shares*
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PCII Mortgage-Backed Broad Composite                    11.08   11.08   6.21   6.48   7.70
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Lehman Brothers Mortgage Backed Securities Index        11.16   11.16   6.58   6.91   7.81
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Average Intermediate Government Category (Morningstar)  10.76   10.76   5.49   5.51   6.91
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
High Quality Intermediate-Term Bond Fund
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
J Shares*
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PCII High Quality Intermediate-Term Bond Composite      10.71   10.71   6.03
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                    11.63   11.63   6.36   6.45   7.95
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Average Intermediate-Term Bond Category (Morningstar)    9.45    9.45   5.11   5.43   7.62
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
High Quality Long-Term Bond Fund J Shares*
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PCII High Quality Long-Term Bond Composite              10.40   10.40   4.11
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Lehman Brothers Long Term Gov't./Corporate Bond Index   16.16   16.16   6.23   6.57   9.59
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Average Long-Term Bond Category (Morningstar)            9.26    9.26   4.31   5.31   7.83
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                     Average Annual Performance
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                     (through December 31, 2000)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Balanced Fund J Shares*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Invista Balanced Composite                            -6.47  -6.47   3.79  11.71
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
PCII Multi-Sector Composite                           12.00  12.00   6.34   6.60   8.29
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
S&P 500 Index                                         -9.11  -9.11  12.25  18.31  17.44
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                  11.63  11.63   6.36   6.45   7.95
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Average Domestic Hybrid Category (Morningstar)         2.06   2.06   7.50  10.90  11.82
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
LargeCap Blend Fund J Shares*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Invista Large Cap Composite                          -12.12 -12.12   6.29  14.12
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
S&P 500 Index                                         -9.11  -9.11  12.25  18.31  17.44
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)         -6.97  -6.97  10.77  15.96  15.66
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Partners LargeCap Blend Fund J Shares*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Federated Capital Appreciation Composite              -3.76  -3.76  18.33  20.71
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
S&P 500 Index                                         -9.11  -9.11  12.25  18.31  17.44
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)         -6.97  -6.97  10.77  15.96  15.66
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
LargeCap Growth Fund J Shares*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Invista Large Cap Growth Composite                   -10.24 -10.24
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
S&P/BARRA 500 Growth Index                           -22.08 -22.08  12.40  19.16  17.59
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)       -14.09 -14.09  16.53  18.10  17.13
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund I J Shares*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Morgan Stanley Equity Growth Composite               -11.00 -11.00  14.50  21.00  18.30
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
S&P 500 Index                                         -9.11  -9.11  12.25  18.31  17.44
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)       -14.09 -14.09  16.53  18.10  17.13
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund II J Shares*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
American Century Growth Composite                    -14.71 -14.71  16.28  18.49  16.62
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Russell 1000 Growth Index                            -22.42 -22.42  12.72  18.12  17.33
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)       -14.09 -14.09  16.53  18.10  17.13
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                       Average Annual Performance
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                       (through December 31, 2000)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
LargeCap S&P 500 Index Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Invista S&P 500 Index Composite                         -9.44   -9.44  11.87  17.91
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
S&P 500 Index                                           -9.11   -9.11  12.25  18.31  17.44
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)           -6.97   -6.97  10.77  15.96  15.66
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
LargeCap Value Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Invista Large Cap Value Composite                        3.88    3.88   4.43  12.40
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
S&P/BARRA 500 Value Index                                6.08    6.08  11.09  16.79  16.86
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average LargeCap Value Category (Morningstar)            5.47    5.47   8.04  13.91  14.95
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Partners LargeCap Value Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sanford C. Bernstein Diversified Value Composite        13.80   13.80
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Russell 1000 Value Index                                 7.02    7.02   9.92  16.90  17.37
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average LargeCap Value Category (Morningstar)            5.47    5.47   8.04  13.91  14.95
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MidCap Value Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Invista Mid Cap Value Composite                          6.32    6.32   0.56   9.84
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
S&P/BARRA 400 Value Index                               27.84   27.84  11.03  17.03
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average MidCap Value Category (Morningstar)             16.82   16.82   8.88  14.18  15.73
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Partners MidCap Value Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Neuberger Berman MidCap Value Composite                 29.70   29.70   7.78  16.30  16.80
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Russell Midcap Value Index                              19.18   19.18   7.74  15.10  17.86
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average MidCap Value Category (Morningstar)             16.82   16.82   8.88  14.18  15.73
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Real Estate Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PCREI Real Estate Composite                             31.15   31.15   5.94
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Morgan Stanley REIT Index                               26.81   26.81   0.19  10.13
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average Real Estate Category (Morningstar)              25.83   25.83   0.36  10.31  11.34
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      Average Annual Performance
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      (through December 31, 2000)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MidCap Blend Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Invista Mid Cap Core Composite                         13.49  13.49  10.12  14.64
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S&P Midcap 400 Index                                   17.51  17.51  17.08  20.39  19.84
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average MidCap Blend Category (Morningstar)             3.37   3.37   8.16  14.45  15.76
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Partners MidCap Blend Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Morgan Stanley MidCap Blend Composite                  11.74  11.74  15.78  24.98
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S&P Midcap 400 Index                                   17.51  17.51  17.08  20.39  19.84
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average MidCap Blend Category (Morningstar)             3.37   3.37   8.16  14.45  15.76
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MidCap Growth Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Invista Mid Cap Growth Composite                       -4.81  -4.81  18.36  18.85
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Russell Midcap Growth Index                           -11.74 -11.74  16.30  17.75  18.08
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average MidCap Growth Category (Morningstar)           -6.90  -6.90  20.49  17.93  18.03
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MidCap S&P 400 Index Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Invista S&P 400 Index Composite                        16.41  16.41
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S&P Midcap 400 Index                                   17.51  17.51  17.08  20.39  19.84
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average MidCap Blend Category (Morningstar)             3.37   3.37   8.16  14.45  15.76
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Partners MidCap Growth Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Turner Midcap Growth Composite                         -8.10  -8.10  37.95
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Russell Midcap Growth Index                           -11.74 -11.74  16.30  17.75  18.08
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average MidCap Growth Category (Morningstar)           -6.90  -6.90  20.49  17.93  18.03
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SmallCap Blend Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Invista Small Company Blend Composite                  15.43  15.43   5.43  10.87
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Russell 2000 Index                                     -3.02  -3.02   4.64  10.30  15.51
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average SmallCap Blend Category (Morningstar)          12.84  12.84   7.01  12.95  15.92
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      Average Annual Performance
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      (through December 31, 2000)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SmallCap Growth Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Invista Small Cap Growth Composite                    -33.86 -33.86   2.38  10.56
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Russell 2000 Growth Index                             -22.43 -22.43   3.96   7.14  12.79
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)         -5.71  -5.71  13.77  14.57  17.05
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund I J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Neuberger Berman SmallCap Growth Composite            -28.36 -28.36
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Russell 2000 Growth Index                             -22.43 -22.43   3.96   7.14  12.79
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)         -5.71  -5.71  13.77  14.57  17.05
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund II J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Federated Aggressive Growth Composite                 -51.02 -51.02   3.86
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S&P/BARRA 600 Growth Index                              0.57   0.57   7.14  10.54
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)         -5.71  -5.71  13.77  14.57  17.05
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SmallCap S&P 600 Index Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Invista Small Cap S&P 600 Index Composite              10.17  10.17
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S&P Smallcap 600 Index                                 11.80  11.80   7.43  13.56  17.43
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average SmallCap Blend Category (Morningstar)          12.84  12.84   7.01  12.95  15.92
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SmallCap Value Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Invista Small Cap Value Composite                      12.05  12.05  -1.38  10.14
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Russell 2000 Value Index                               22.83  22.83   4.21  12.59  17.62
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average SmallCap Value Category (Morningstar)          16.98  16.98   3.68  12.27  14.86
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Partners SmallCap Value Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ark Asset Small Cap Value Composite                    33.67  33.67  11.63  17.92
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Russell 2000 Value Index                               22.83  22.83   4.21  12.59  17.62
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average SmallCap Value Category (Morningstar)          16.98  16.98   3.68  12.27  14.86
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      Average Annual Performance
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      (through December 31, 2000)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Technology Fund J Shares*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MSCI Global Technology and Telecommunications Index   -42.13 -42.13
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Average Technology Category (Morningstar)             -33.13 -33.13  32.42  23.53  26.78
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.

----------------------------------------------------------------------

PERFORMANCE RESULTS - DYNAMIC FUNDS
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                          Average Annual
                                                            Performance
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                       (through December 31, 2000)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                       YTD    1 YR    3 YR   5 YR   10 YR
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
European Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
BT European Composite                                  -15.51  -15.51  13.99  21.46
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MSCI Europe (15) Index--ND                               -8.39   -8.39  10.91  15.37  13.48
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average Europe Category (Morningstar)                   -6.58   -6.58  11.85  15.48  12.14
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
International Emerging Markets Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Invista International Emerging Markets Equity          -28.63  -28.63  -1.34   6.07
Composite
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MSCI - Emerging Markets Free--ID                        -30.61  -30.61  -4.82  -4.17   8.25
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average Diversified Emerging Market Category           -31.11  -31.11  -5.04  -2.08   1.96
(Morningstar)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
International Fund I J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Invista International Broad Markets Composite           -7.57   -7.57   9.25  12.79  13.45
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND       -14.17  -14.17   9.34   7.13   8.24
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                 -15.66  -15.66  10.61   9.43   9.57
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
International Fund II J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND       -14.17  -14.17   9.34   7.13   8.24
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                 -15.66  -15.66  10.61   9.43   9.57
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
International SmallCap Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Invista International Small Cap Equity Composite       -11.70  -11.70  23.15  24.86
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND       -14.17  -14.17   9.34   7.13   8.24
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                 -15.66  -15.66  10.61   9.43   9.57
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Pacific Basin Fund J Shares*
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
BT Pacific Basin Composite                             -31.01  -31.01  19.84
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
MSCI Pacific Free Index--ND                             -25.78  -25.78   6.09  -4.08   1.54
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Average Diversified Pacific/Asia Category              -35.75  -35.75   4.17  -3.50   5.65
(Morningstar)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------

PERFORMANCE RESULTS - STABLE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
High Quality Short-Term Bond Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PCII High Quality Short-Term Bond Composite            8.81   1.05   6.79   6.64
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index     8.96   2.09   7.63   7.13   4.67  12.88  -0.72   7.10   6.83  13.17
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Short-Term Bond Category (Morningstar)         8.14   2.12   6.28   6.51   4.35  11.48  -0.86   6.86   6.15  13.43
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PCII Money Market Composite                            6.21   4.71   5.13   5.10   4.95   5.53   3.69   2.59   3.40   5.79
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

PERFORMANCE RESULTS - CONSERVATIVE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Bond & Mortgage Securities Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PCII Multi-Sector Composite                             12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67   8.25   15.89
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                    11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40   16.00
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Intermediate-Term Bond Category (Morningstar)    9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39   7.20   16.62
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Government Securities Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PCII Mortgage-Backed Broad Composite                    11.08   0.22   7.62   9.97   3.90  19.10  -4.41
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Mortgage Backed Securities Index        11.16   1.85   6.97   9.49   5.36  16.80  -1.61   6.84   6.96   15.72
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Intermediate Government Category (Morningstar   10.76  -1.44   7.45   8.45   2.80  16.42  -4.02   8.03   6.39   14.67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
High Quality Intermediate-Term Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PCII High Quality Intermediate-Term Bond Composite      10.71  -0.57   8.28   9.32
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                    11.63  -0.82   8.69   9.65   3.63  13.47  -2.92   9.75   7.40   16.00
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Intermediate-Term Bond Category (Morningstar)    9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39   7.20   16.62
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
High Quality Long-Term Bond Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PCII High Quality Long-Term Bond Composite              10.40  -7.41  10.39   4.85
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Long Term Gov't./Corporate Bond Index   16.16  -7.64  11.76  14.52   0.13  29.93  -7.10  16.17   8.53   19.53
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Long-Term Bond Category (Morningstar)            9.26  -2.78   6.51  10.53   3.54  21.33  -6.13  13.34   7.98   17.15
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                     Annual Performance
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                   (year ended December 31)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund J Shares*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Invista Balanced Composite                           6.47   2.20  12.17  20.03  10.69 26.88  -1.63  14.25  10.73  27.19
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PCII Multi-Sector Composite                          2.00  -0.57   7.97  10.16   3.94 18.41  -2.05  10.67   8.25  15.89
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        9.11  21.04  28.58  33.36  22.96 37.58   1.32  10.08   7.62  30.47
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                 1.63  -0.82   8.69   9.65   3.63 18.47  -2.92   9.75   7.40  16.00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average Domestic Hybrid Category (Morningstar)       2.06   8.24  12.50  18.24  13.07 24.87  -2.56  12.07   8.22  23.87
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
LargeCap Blend Fund J Shares*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Invista Large Cap Composite                          2.12   9.57  24.70  29.66  24.35
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        9.11  21.04  28.58  33.36  22.96 37.58   1.32  10.08   7.62  30.47
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)        6.97  19.72  21.95  27.43  20.37 31.99  -1.08  11.12   7.62  32.13
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Partners LargeCap Blend Fund J Shares*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Composite             3.76  43.39  20.08  30.62  18.39 37.17  -0.30  11.31  11.37  27.43
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        9.11  21.04  28.58  33.36  22.96 37.58   1.32  10.08   7.62  30.47
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)        6.97  19.72  21.95  27.43  20.37 31.99  -1.08  11.12   7.62  32.13
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
LargeCap Growth Fund J Shares*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Invista Large Cap Growth Composite                   0.24
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Growth Index                           2.08  28.25  42.15  36.38  23.98 38.13   3.13   1.68   5.07  38.37
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)       4.09  39.72  33.56  25.00  18.95 32.27  -2.32  10.31   5.83  43.69
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund I J Shares*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Equity Growth Composite               1.00  39.42  21.11  31.40  31.23 45.03   3.18   4.32   5.99  25.54
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        9.11  21.04  28.58  33.36  22.96 37.58   1.32  10.08   7.62  30.47
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)       4.09  39.72  33.56  25.00  18.95 32.27  -2.32  10.31   5.83  43.69
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Partners LargeCap Growth Fund II J Shares*
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
American Century Growth Composite                    4.71  34.68  36.77  29.28  14.92 20.35  -1.49   3.76  -4.29  69.02
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                            2.42  33.16  38.71  30.49  23.12 37.19   2.66   2.90   5.00  41.16
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Growth Category (Morningstar)       4.09  39.72  33.56  25.00  18.95 32.27  -2.32  10.31   5.83  43.69
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.

---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
LargeCap S&P 500 Index Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista S&P 500 Index Composite                         -9.44  20.62  28.16  32.89  22.51  37.07   1.05
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62   30.47
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Blend Category (Morningstar)           -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62   32.13
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
LargeCap Value Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Large Cap Value Composite                        3.88  -7.12  18.04  28.94  22.18
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Value Index                                6.08  12.72  14.68  29.99  21.99  37.00  -0.63  18.60  10.53   22.56
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Value Category (Morningstar)            5.47   6.63  13.10  27.01  20.79  32.28  -0.81  13.25   9.89   28.51
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Partners LargeCap Value Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Sanford C. Bernstein Diversified Value Composite        13.80   7.80
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                 7.02   7.35  15.63  35.18  21.64  38.35  -1.99  18.12  13.81   24.61
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average LargeCap Value Category (Morningstar)            5.47   6.63  13.10  27.01  20.79  32.28  -0.81  13.25   9.89   28.51
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MidCap Value Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Mid Cap Value Composite                          6.32  -7.36   3.25  35.49  16.03  41.18   0.98  11.43   7.57   33.54
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P/BARRA 400 Value Index                               27.84   2.33   4.67  34.32  19.40  34.04  -0.57  13.43  16.02
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average MidCap Value Category (Morningstar)             16.82   7.78   3.92  26.04  20.50  29.27  -1.11  17.11  13.54   29.65
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Partners MidCap Value Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Value Composite                 29.70   8.04 -10.66  32.66  28.08  35.23  -1.89  16.44  17.52   22.36
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index                              19.18  -0.11   5.09  34.37  20.26  34.93  -2.13  15.62  21.68   37.92
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average MidCap Value Category (Morningstar)             16.82   7.78   3.92  26.04  20.50  29.27  -1.11  17.11  13.54   29.65
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PCREI Real Estate Composite                             31.15  -3.01 -10.20  19.83
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index                               26.81  -4.55 -16.90  18.58  35.89  12.90
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Real Estate Category (Morningstar)              25.83  -3.35 -15.79  23.05  31.68  15.17  -0.62  21.11  15.87   29.59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
----------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                     (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MidCap Blend Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Mid Cap Core Composite                        13.49  12.37   4.72  24.95  18.66  33.39   5.46  -0.26   9.01
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Index                                  17.51  14.72  19.11  32.25  19.18  30.92  -3.59  13.93  11.90  50.07
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average MidCap Blend Category (Morningstar)            3.37  18.70   6.77  26.45  20.44  28.71  -1.61  14.50  14.93  36.20
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Partners MidCap Blend Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley MidCap Blend Composite                 11.74  19.99  15.78  39.58  40.77  32.71
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Index                                  17.51  14.72  19.11  32.25  19.18  30.92  -3.59  13.93  11.90  50.07
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average MidCap Blend Category (Morningstar)            3.37  18.70   6.77  26.45  20.44  28.71  -1.61  14.50  14.93  36.20
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MidCap Growth Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Mid Cap Growth Composite                      -4.81  69.96   2.48  26.15  13.40
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index                          -11.74  51.29  17.86  22.54  17.48  33.98  -2.16  11.19   8.71  47.03
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average MidCap Growth Category (Morningstar)          -6.90  63.90  17.51  17.05  16.99  34.79  -1.03  15.64   9.03  50.97
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MidCap S&P 400 Index Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista S&P 400 Index Composite                       16.41
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Index                                  17.51  14.72  19.11  32.25  19.20  30.95  -3.58  13.95  11.91  50.10
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average MidCap Blend Category (Morningstar)            3.37  18.70   6.77  26.45  20.44  28.71  -1.61  14.50  14.93  36.20
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Partners MidCap Growth Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Composite                        -8.10 126.09  26.33  41.77  18.25
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index                          -11.74  51.29  17.86  22.54  17.48  33.98  -2.16  11.19   8.71  47.03
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average MidCap Growth Category (Morningstar)          -6.90  63.90  17.51  17.05  16.99  34.79  -1.03  15.64   9.03  50.97
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Blend Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Small Company Blend Composite                 15.43  12.31  -9.59  21.15  18.01  29.44   3.05  21.32  26.90  24.82
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                                    -3.02  21.26  -2.55  22.36  16.50  28.45  -1.82  18.88  18.41  46.04
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average SmallCap Blend Category (Morningstar)         12.84  18.18  -3.64  26.12  19.66  25.51  -0.97  16.65  14.39
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.

-------------------------------------------------------------------------
-------------------------------------------------------------------------

-------------------------------------------------------------------------
-------------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                     (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Growth Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Small Cap Growth Composite                   -33.86  66.37  -2.47  34.77  14.19
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                            -22.43  43.09   1.23  12.95  11.26  31.04  -2.43  13.36   7.77  51.19
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)        -5.71  61.45   4.49  18.19  19.99  35.44  -0.28  16.70  11.99  53.64
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund I J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman SmallCap Growth Composite           -28.36 134.28
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                            -22.43   1.23  12.95  11.26  31.04  -2.43  13.36   7.77  51.19 -17.14
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)        -5.71  61.45   4.49  18.19  19.99  35.44  -0.28  16.70  11.99  53.64
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Growth Fund II J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Federated Aggressive Growth Composite                -51.02 111.60   8.08  30.06
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P/BARRA 600 Growth Index                             0.57  12.41  -1.31  25.58  21.32  29.97  -4.78  18.79  21.05  48.48
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average SmallCap Growth Category (Morningstar)        -5.71  61.45   4.49  18.19  19.99  35.44  -0.28  16.70  11.99  53.64
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SmallCap S&P 600 Index Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Small Cap S&P 600 Index Composite             10.17
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
S&P Smallcap 600 Index                                11.80  12.40  -1.31  25.58  21.32  29.97  -4.77  18.78  21.04  48.49
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average SmallCap Blend Category (Morningstar)         12.84  18.18  -3.64  26.12  19.66  25.51  -0.97  16.65  14.39  39.57
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SmallCap Value Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Invista Small Cap Value Composite                     12.05  -8.92  -6.03  33.65  26.44
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index                              22.83  -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84  29.14  41.70
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average SmallCap Value Category (Morningstar)         16.98   4.49  -6.99  30.04  25.53  25.13  -0.81  16.72  20.29  37.19
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Partners SmallCap Value Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ark Asset Small Cap Value Composite                   33.67   6.05  -1.89  32.41  24.03  33.78
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index                              22.83  -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84  29.14  41.70
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average SmallCap Value Category (Morningstar)         16.98   4.49  -6.99  30.04  25.53  25.13  -0.81  16.72  20.29  37.19
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      Annual Performance
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                     (year ended December 31)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Technology Fund J Shares*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MSCI Global Technology and Telecommunications Index  -42.13
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Average Technology Category (Morningstar)            -33.13 136.50  52.41   9.58  20.31  42.89  13.18  24.07  13.03  46.92
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.

PERFORMANCE RESULTS - DYNAMIC FUNDS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                          Annual
                                                        Performance
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                        (year ended December 31)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                       2000  1999   1998    1997    1996  1995   1994   1993   1992    1991
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
European Fund J Shares*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
BT European Composite                                  -15.51  33.95  30.86  26.33  41.31   9.36   8.49  43.12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MSCI Europe (15) Index--ND                               -8.39  15.89  28.53  23.80  21.09  21.62   2.28  29.28  -4.71   13.11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Europe Category (Morningstar)                   -6.58  26.11  21.56  18.42  24.99  16.26   2.52  28.15  -6.82    7.47
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
International Emerging Markets Fund J Shares*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Invista International Emerging Markets Equity          -28.63  63.25 -17.59  11.38  25.57   7.46
Composite
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MSCI - Emerging Markets Free--ID                        -30.61  58.89 -35.11  31.64  22.21 -12.83   0.64  53.92  13.41  149.65
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Diversified Emerging Market Category           -31.11  71.86 -27.03  -3.68  13.35  -3.45  -9.27  73.26   0.26   18.10
(Morningstar)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
International Fund I J Shares*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Invista International Broad Markets Composite           -7.57  25.78  10.47  12.43  24.54  14.07  -2.39  44.83
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND       -14.17  26.96  20.00   1.78   6.05  11.21   7.78  32.56 -12.17   12.13
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                 -15.66  44.49  13.00   5.43  12.39   9.82  -0.40  36.71  -4.54   13.07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
International Fund II J Shares*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND       -14.17  26.96  20.00   1.78   6.05  11.21   7.78  32.56 -12.17   12.13
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                 -15.66  44.49  13.00   5.43  12.39   9.82  -0.40  36.71  -4.54   13.07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
International SmallCap Fund J Shares*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Invista International Small Cap Equity Composite       -11.70  86.79  13.24  15.62  40.53   3.61
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE (Europe, Australia, Far East) Index--ND       -14.17  26.96  20.00   1.78   6.05  11.21   7.78  32.56 -12.17   12.13
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Foreign Category (Morningstar)                 -15.66  44.49  13.00   5.43  12.39   9.82  -0.40  36.71  -4.54   13.07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Pacific Basin Fund J Shares*
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
BT Pacific Basin Composite                             -31.01 132.40   7.35 -27.91
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MSCI Pacific Free Index--ND                             -25.78  56.65   2.72 -25.87  -8.30   2.95  12.76  36.21 -18.56   11.46
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Diversified Pacific/Asia Category              -35.75  92.50  -5.91 -27.90   4.02   2.39  -5.49  59.02  -3.03   15.05
(Morningstar)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
* Class J Shares inception 3/1/01.


IMPORTANT NOTES TO THE APPENDIX

Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

Morgan  Stanley  Capital   International   EMF  (Emerging  Markets  Free)  Index
capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.

Morgan   Stanley   Capital   International   (MSCI)   Europe  (15)  Index  is  a
capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

Morgan Stanley Capital International (MSCI) Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

Morgan Stanley Capital International (MSCI) Global Technology and Telecommunications Index is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

S&P Midcap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

                          SUPPLEMENT DATED MAY 15, 2001
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                                 CLASS J SHARES
                               DATED MARCH 1, 2001

     The following information is an update through March 31, 2001, and replaces similar information found in Appendix A of the prospectus dated March 1, 2001.

                                   APPENDIX A

     RELATED PERFORMANCE OF THE SUB-ADVISORS

     The Class J shares of the Funds started operations in March, 2001 and have limited performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

     On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

     Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

     Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

     The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

     Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

PERFORMANCE RESULTS - STABLE FUNDS
                                                                Average Annual Performance
                                                                (through March 31, 2001)                             Since
                                                            YTD        1 YR         3 YR        5 YR        10 YR    Inception
High Quality Short-Term Bond Fund Class J Shares                                                                        0.25
PCII High Quality Short-Term Bond Composite                 2.52       10.46         5.87        6.12
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index          3.19       10.95         6.75        6.74        6.97
Average Short-Term Bond Category (Morningstar)              2.86        9.80         5.97        6.05        6.54

Money Market Fund Class J Shares                                                                                        0.37
PCII Money Market Composite                                 1.43        6.26         5.40        5.26        4.68

PERFORMANCE RESULTS - STABLE FUNDS
                                                                        Annual Performance
                                                                   (year ended December 31)
                                                                2000        1999         1998        1997         1996         1995
High Quality Short-Term Bond Fund Class J Shares
PCII High Quality Short-Term Bond Composite                     8.81        1.05         6.79        6.64         4.85
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index              8.96        2.09         7.63        7.13         4.67        12.88
Average Short-Term Bond Category (Morningstar)                  8.14        2.12         6.28        6.51         4.35        11.48

Money Market Fund Class J Shares
PCII Money Market Composite                                     6.21        4.71         5.13        5.10         4.95         5.53

PERFORMANCE RESULTS - STABLE FUNDS
                                                                        Annual Performance
                                                                   (year ended December 31)
                                                          1994         1993        1992         1991
High Quality Short-Term Bond Fund Class J Shares
PCII High Quality Short-Term Bond Composite
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index        -0.72         7.10        6.83        13.17
Average Short-Term Bond Category (Morningstar)            -0.86         6.86        6.15        13.43

Money Market Fund Class J Shares
PCII Money Market Composite                                3.69         2.59        3.40         5.79

PERFORMANCE RESULTS - CONSERVATIVE FUNDS
                                                                Average Annual Performance
                                                                (through March 31, 2001)                             Since
                                                            YTD        1 YR         3 YR        5 YR        10 YR    Inception
Bond & Mortgage Securities Fund Class J Shares                                                                          0.05
PCII Multi-Sector Composite                                 3.40       13.14         6.94        7.65        8.42
Lehman Brothers Aggregate Bond Index                        3.03       12.53         6.87        7.48        7.98
Average Intermediate-Term Bond Category (Morningstar)       3.04       10.68         5.65        6.49        7.62

Government Securities Fund Class J Shares                                                                               0.05
PCII Mortgage-Backed Broad Composite                        2.52       12.24         6.55        7.43        7.70
Lehman Brothers Mortgage Backed Securities Index            2.73       12.66         6.98        7.59        7.78
Average Intermediate Government Category (Morningstar)      2.41       11.26         5.87        6.41        6.96

High Quality Intermediate-Term Bond Fund
  Class J Shares                                                                                                        -0.05
PCII High Quality Intermediate-Term Bond Composite          3.15       12.74         6.52
Lehman Brothers Aggregate Bond Index                        3.03       12.53         6.87        7.48        7.98
Average Intermediate-Term Bond Category (Morningstar)       3.04       10.68         5.65        6.49        7.62

High Quality Long-Term Bond Fund Class J Shares                                                                         -0.73
PCII High Quality Long-Term Bond Composite                  3.49       12.74         4.83
Lehman Brothers Long Term Gov't./Corporate Bond Index       2.71       12.99         6.68        8.49        9.56
Average Long-Term Bond Category (Morningstar)               3.01        9.78         4.65        6.48        7.85

PERFORMANCE RESULTS - CONSERVATIVE FUNDS
                                                                        Annual Performance
                                                                     (year ended December 31)
                                                                2000        1999         1998        1997         1996         1995
Bond & Mortgage Securities Fund Class J Shares
PCII Multi-Sector Composite                                     12.00       -0.57         7.97       10.16         3.94        18.41
Lehman Brothers Aggregate Bond Index                            11.63       -0.82         8.69        9.65         3.63        18.47
Average Intermediate-Term Bond Category (Morningstar)            9.45       -1.22         7.42        8.76         3.30        17.35

Government Securities Fund Class J Shares
PCII Mortgage-Backed Broad Composite                            11.08        0.22         7.62        9.97         3.90        19.10
Lehman Brothers Mortgage Backed Securities Index                11.16        1.85         6.97        9.49         5.36        16.80
Average Intermediate Government Category (Morningstar)          10.76       -1.44         7.45        8.45         2.80        16.42

High Quality Intermediate-Term Bond Fund
  Class J Shares
PCII High Quality Intermediate-Term Bond Composite              10.71       -0.57         8.28        9.32
Lehman Brothers Aggregate Bond Index                            11.63       -0.82         8.69        9.65         3.63        13.47
Average Intermediate-Term Bond Category (Morningstar)            9.45       -1.22         7.42        8.76         3.30        17.35

High Quality Long-Term Bond Fund Class J Shares
PCII High Quality Long-Term Bond Composite                      10.40       -7.41        10.39        4.85
Lehman Brothers Long Term Gov't./Corporate Bond Index           16.16       -7.64        11.76       14.52         0.13        29.93
Average Long-Term Bond Category (Morningstar)                    9.26       -2.78         6.51       10.53         3.54        21.33

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                                                                        Annual Performance
                                                                     (year ended December 31)
                                                          1994         1993        1992         1991
Bond & Mortgage Securities Fund Class J Shares
PCII Multi-Sector Composite                                -2.05        10.67        8.25        15.89
Lehman Brothers Aggregate Bond Index                       -2.92         9.75        7.40        16.00
Average Intermediate-Term Bond Category (Morningstar)      -3.73        10.39        7.20        16.62

Government Securities Fund Class J Shares
PCII Mortgage-Backed Broad Composite                       -4.41         9.21        6.13        16.81
Lehman Brothers Mortgage Backed Securities Index           -1.61         6.84        6.96        15.72
Average Intermediate Government Category (Morningstar)     -4.02         8.03        6.39        14.67

High Quality Intermediate-Term Bond Fund
  Class J Shares
PCII High Quality Intermediate-Term Bond Composite
Lehman Brothers Aggregate Bond Index                       -2.92         9.75        7.40        16.00
Average Intermediate-Term Bond Category (Morningstar)      -3.73        10.39        7.20        16.62

High Quality Long-Term Bond Fund Class J Shares
PCII High Quality Long-Term Bond Composite
Lehman Brothers Long Term Gov't./Corporate Bond Index      -7.10        16.17        8.53        19.53
Average Long-Term Bond Category (Morningstar)              -6.13        13.34        7.98        17.15

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                      Average Annual Performance
                                                                     (through March 31, 2001)                             Since
                                                               YTD        1 YR         3 YR        5 YR        10 YR    Inception
Balanced Fund Class J Shares                                                                                              -4.19
Invista Balanced Composite                                     -5.31       -2.21         2.24        8.35       10.71
PCII Multi-Sector Composite                                     3.40       13.14         6.94        7.65        8.42
S&P 500 Index                                                 -11.85      -21.67         3.05       14.18       14.41
Lehman Brothers Aggregate Bond Index                            3.03       12.53         6.87        7.48        7.98
Average Domestic Hybrid Category (Morningstar)                 -5.31       -5.38         3.20        8.93       10.25
LargeCap Blend Fund Class J Shares                                                                                        -6.52
Invista Large Cap Composite                                   -13.91      -24.42        -3.51        9.76
S&P 500 Index                                                 -11.85      -21.67         3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)                 -13.01      -21.11         1.79       11.75        12.5

Partners LargeCap Blend Fund Class J Shares                                                                               -5.82
Federated Capital Appreciation Composite                       -8.08      -18.22        11.21       17.61
S&P 500 Index                                                 -11.85      -21.67         3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)                 -13.01      -21.11         1.79       11.75        12.5

LargeCap Growth Fund Class J Shares                                                                                      -11.33
Invista Large Cap Growth Composite                            -23.48      -34.96
S&P/BARRA 500 Growth Index                                    -17.41      -38.19         0.30       13.74       13.63
Average LargeCap Growth Category (Morningstar)                -19.98      -35.66         3.33       11.58       12.52

Partners LargeCap Growth Fund I Class J Shares                                                                           -11.86
Morgan Stanley Equity Growth Composite                        -18.35      -33.80         1.71       14.17       14.65
S&P 500 Index                                                 -11.85      -21.67         3.05       14.18       14.41
Average LargeCap Growth Category (Morningstar)                -19.98      -35.66         3.33       11.58       12.52

Partners LargeCap Growth Fund II Class J Shares                                                                           -7.83
American Century Growth Composite                             -19.33      -38.10         3.25       12.89       11.30
Russell 1000 Growth Index                                     -20.90      -42.72        -0.53       11.56       12.73
Average LargeCap Growth Category (Morningstar)                -19.98      -35.66         3.33       11.58       12.52

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                           Annual Performance
                                                                        (year ended December 31)
                                                                2000        1999         1998        1997         1996         1995
Balanced Fund Class J Shares
Invista Balanced Composite                                      -6.47        2.20        12.17       20.03        10.69        26.88
PCII Multi-Sector Composite                                     12.00       -0.57         7.97       10.16         3.94        18.41
S&P 500 Index                                                   -9.11       21.04        28.58       33.36        22.96        37.58
Lehman Brothers Aggregate Bond Index                            11.63       -0.82         8.69        9.65         3.63        18.47
Average Domestic Hybrid Category (Morningstar)                   2.06        8.24        12.50       18.24        13.07        24.87

LargeCap Blend Fund Class J Shares
Invista Large Cap Composite                                    -12.12        9.57        24.70       29.66        24.35
S&P 500 Index                                                   -9.11       21.04        28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)                   -6.97       19.72        21.95       27.43        20.37        31.99

Partners LargeCap Blend Fund Class J Shares
Federated Capital Appreciation Composite                        -3.31       44.20        20.71       31.30        18.98
S&P 500 Index                                                   -9.11       21.04        28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)                   -6.97       19.72        21.95       27.43        20.37        31.99

LargeCap Growth Fund Class J Shares
Invista Large Cap Growth Composite                             -10.24
S&P/BARRA 500 Growth Index                                     -22.08       28.25        42.15       36.38        23.98        38.13
Average LargeCap Growth Category (Morningstar)                 -14.09       39.72        33.56       25.00        18.95        32.27

Partners LargeCap Growth Fund I Class J Shares
Morgan Stanley Equity Growth Composite                         -11.00       39.42        21.11       31.40        31.23        45.03
S&P 500 Index                                                   -9.11       21.04        28.58       33.36        22.96        37.58
Average LargeCap Growth Category (Morningstar)                 -14.09       39.72        33.56       25.00        18.95        32.27

Partners LargeCap Growth Fund II Class J Shares
American Century Growth Composite                              -14.71       34.68        36.77       29.28        14.92        20.35
Russell 1000 Growth Index                                      -22.42       33.16        38.71       30.49        23.12        37.19
Average LargeCap Growth Category (Morningstar)                 -14.09       39.72        33.56       25.00        18.95        32.27

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                    Annual Performance
                                                                  (year ended December 31)
                                                              1994         1993        1992         1991
Balanced Fund Class J Shares
Invista Balanced Composite                                    -1.63        14.25       10.73        27.19
PCII Multi-Sector Composite                                   -2.05        10.67        8.25        15.89
S&P 500 Index                                                  1.32        10.08        7.62        30.47
Lehman Brothers Aggregate Bond Index                          -2.92         9.75        7.40        16.00
Average Domestic Hybrid Category (Morningstar)                -2.56        12.07        8.22        23.87
LargeCap Blend Fund Class J Shares
Invista Large Cap Composite
S&P 500 Index                                                  1.32        10.08        7.62        30.47
Average LargeCap Blend Category (Morningstar)                 -1.08        11.12        7.62        32.13

Partners LargeCap Blend Fund Class J Shares
Federated Capital Appreciation Composite
S&P 500 Index                                                  1.32        10.08        7.62        30.47
Average LargeCap Blend Category (Morningstar)                 -1.08        11.12        7.62        32.13

LargeCap Growth Fund Class J Shares
Invista Large Cap Growth Composite
S&P/BARRA 500 Growth Index                                     3.13         1.68        5.07        38.37
Average LargeCap Growth Category (Morningstar)                -2.32        10.31        5.83        43.69

Partners LargeCap Growth Fund I Class J Shares
Morgan Stanley Equity Growth Composite                         3.18         4.32        5.99        25.54
S&P 500 Index                                                  1.32        10.08        7.62        30.47
Average LargeCap Growth Category (Morningstar)                -2.32        10.31        5.83        43.69

Partners LargeCap Growth Fund II Class J Shares
American Century Growth Composite                             -1.49         3.76       -4.29        69.02
Russell 1000 Growth Index                                      2.66         2.90        5.00        41.16
Average LargeCap Growth Category (Morningstar)                -2.32        10.31        5.83        43.69

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                Average Annual Performance
                                                                (through March 31, 2001)
                                                                                                                       Since
                                                            YTD        1 YR         3 YR        5 YR        10 YR    Inception
LargeCap S&P 500 Index Fund Class J Shares                                                                              -6.92
Invista S&P 500 Index Composite                           -11.97      -21.97         2.68       13.78
S&P 500 Index                                             -11.85      -21.67         3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)             -13.01      -21.11         1.79       11.75       12.50

LargeCap Value Fund Class J Shares                                                                                      -3.56
Invista Large Cap Value Composite                          -7.59       -2.66        -2.12        9.42
S&P/BARRA 500 Value Index                                  -6.53       -1.07         4.74       13.82       14.72
Average LargeCap Value Category (Morningstar)              -5.63        0.20         2.35       11.57       13.00
Partners LargeCap Value Fund Class J Shares                                                                             -2.22
Sanford C. Bernstein Diversified Value Composite           -1.88       14.36
Russell 1000 Value Index                                   -5.68        0.27         3.86       14.24       15.23
Average LargeCap Value Category (Morningstar)              -5.63        0.20         2.35       11.57       13.00

MidCap Value Fund Class J Shares                                                                                        -3.44
Invista Mid Cap Value Composite                            -4.43        5.84        -3.64        7.91       11.64
S&P/BARRA MidCap 400 Value Index                           -3.44       16.15         6.37       15.18
Average MidCap Value Category (Morningstar)                -2.98       10.72         4.64       12.09       13.76

Partners MidCap Value Fund Class J Shares                                                                               -2.55
Neuberger Berman MidCap Value Composite                    -6.89       10.62         1.78       12.84       14.63
Russell Midcap Value Index                                 -3.53       13.83         3.15       13.06       15.47
Average MidCap Value Category (Morningstar)                -2.98       10.72         4.64       12.09       13.76

Real Estate Fund Class J Shares                                                                                         -1.19
PCREI Real Estate Composite                                -3.67       22.77         3.24
Morgan Stanley REIT Index                                  -0.48       22.93         0.27        9.59
Average Real Estate Category (Morningstar)                 -1.57       21.42        -0.54        9.37        9.30

PERFORMANCE RESULTS - MODERATE FUNDS
                                                            Annual Performance
                                                            (year ended December 31)
                                                        2000        1999         1998        1997         1996         1995
LargeCap S&P 500 Index Fund Class J Shares
Invista S&P 500 Index Composite                        -9.44       20.62        28.16       32.89        22.51        37.07
S&P 500 Index                                          -9.11       21.04        28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)          -6.97       19.72        21.95       27.43        20.37        31.99

LargeCap Value Fund Class J Shares
Invista Large Cap Value Composite                       3.88       -7.12        18.04       28.94        22.18
S&P/BARRA 500 Value Index                               6.08       12.72        14.68       29.99        21.99        37.00
Average LargeCap Value Category (Morningstar)           5.47        6.63        13.10       27.01        20.79        32.28
Partners LargeCap Value Fund Class J Shares
Sanford C. Bernstein Diversified Value Composite       13.80        7.80
Russell 1000 Value Index                                7.02        7.35        15.63       35.18        21.64        38.35
Average LargeCap Value Category (Morningstar)           5.47        6.63        13.10       27.01        20.79        32.28

MidCap Value Fund Class J Shares
Invista Mid Cap Value Composite                         6.32       -7.36         3.25       35.49        16.03        41.18
S&P/BARRA MidCap 400 Value Index                       27.84        2.33         4.67       34.32        19.40        34.04
Average MidCap Value Category (Morningstar)            16.82        7.78         3.92       26.04        20.50        29.27

Partners MidCap Value Fund Class J Shares
Neuberger Berman MidCap Value Composite                29.70        8.04       -10.66       32.66        28.08        35.23
Russell Midcap Value Index                             19.18       -0.11         5.09       34.37        20.26        34.93
Average MidCap Value Category (Morningstar)            16.82        7.78         3.92       26.04        20.50        29.27

Real Estate Fund Class J Shares
PCREI Real Estate Composite                            31.15       -3.01       -10.20       19.83
Morgan Stanley REIT Index                              26.81       -4.55       -16.90       18.58        35.89        12.90
Average Real Estate Category (Morningstar)             25.83       -3.35       -15.79       23.05        31.68        15.17

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                                      Annual Performance
                                                                                  (year ended December 31)

                                                          1994         1993        1992         1991
LargeCap S&P 500 Index Fund Class J Shares
Invista S&P 500 Index Composite                           1.05
S&P 500 Index                                             1.32        10.08        7.62        30.47
Average LargeCap Blend Category (Morningstar)            -1.08        11.12        7.62        32.13

LargeCap Value Fund Class J Shares
Invista Large Cap Value Composite
S&P/BARRA 500 Value Index                                -0.63        18.60       10.53        22.56
Average LargeCap Value Category (Morningstar)            -0.81        13.25        9.89        28.51
Partners LargeCap Value Fund Class J Shares
Sanford C. Bernstein Diversified Value Composite
Russell 1000 Value Index                                 -1.99        18.12       13.81        24.61
Average LargeCap Value Category (Morningstar)            -0.81        13.25        9.89        28.51

MidCap Value Fund Class J Shares
Invista Mid Cap Value Composite                           0.98        11.43        7.57        33.54
S&P/BARRA MidCap 400 Value Index                         -0.57        13.43       16.02
Average MidCap Value Category (Morningstar)              -1.11        17.11       13.54        29.65

Partners MidCap Value Fund Class J Shares
Neuberger Berman MidCap Value Composite                  -1.89        16.44       17.52        22.36
Russell Midcap Value Index                               -2.13        15.62       21.68        37.92
Average MidCap Value Category (Morningstar)              -1.11        17.11       13.54        29.65

Real Estate Fund Class J Shares
PCREI Real Estate Composite
Morgan Stanley REIT Index
Average Real Estate Category (Morningstar)               -0.62        21.11       15.87        29.59

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                Average Annual Performance
                                                                (through March 31, 2001)
                                                                                                                      Since
                                                            YTD        1 YR         3 YR        5 YR        10 YR    Inception
MidCap Blend Fund Class J Shares                                                                                        -3.51
Invista Mid Cap Core Composite                             -7.75       -5.03         3.11       11.74
S&P MidCap 400 Index                                      -10.77       -6.95         8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                -9.48      -10.82         1.74       11.02       13.05

Partners MidCap Blend Fund Class J Shares                                                                               -6.40
Morgan Stanley MidCap Blend Composite                      -8.53       -6.56         8.20       20.68
S&P MidCap 400 Index                                      -10.77       -6.95         8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                -9.48      -10.82         1.74       11.02       13.05

MidCap Growth Fund Class J Shares                                                                                       -17.32
Invista Mid Cap Growth Composite                          -27.69      -40.79         1.99        8.61
Russell Midcap Growth Index                               -25.09      -45.41         1.75        9.78       12.38
Average MidCap Growth Category (Morningstar)              -22.38      -37.09         6.01       10.31       12.60

MidCap S&P 400 Index Fund Class J Shares                                                                                -7.54
Invista S&P 400 Index Composite                            -6.94       -3.79
S&P MidCap 400 Index                                      -10.77       -6.95         8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                -9.48      -10.82         1.74       11.02       13.05

Partners MidCap Growth Fund Class J Shares                                                                              -15.16
Turner Midcap Growth Composite                            -29.70      -46.07        17.53
Russell Midcap Growth Index                               -25.09      -45.41         1.75        9.78       12.38
Average MidCap Growth Category (Morningstar)              -22.38      -37.09         6.01       10.31       12.60

SmallCap Blend Fund Class J Shares                                                                                      -4.21
Invista Small Company Blend Composite                      -7.77        2.93         0.77
Russell 2000 Index                                         -6.50      -15.33        -0.89        7.76       11.81
Average SmallCap Blend Category (Morningstar)              -4.94       -0.73         2.13       10.81       13.01

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                             Annual Performance
                                                             (year ended December 31)
                                                                2000        1999         1998        1997         1996         1995
MidCap Blend Fund Class J Shares
Invista Mid Cap Core Composite                                 13.49       12.37         4.72       24.95        18.66        33.39
S&P MidCap 400 Index                                           17.51       14.72        19.11       32.25        19.18        30.92
Average MidCap Blend Category (Morningstar)                     3.37       18.70         6.77       26.45        20.44        28.71

Partners MidCap Blend Fund Class J Shares
Morgan Stanley MidCap Blend Composite                          11.74       19.99        15.78       39.58        40.77        32.71
S&P MidCap 400 Index                                           17.51       14.72        19.11       32.25        19.18        30.92
Average MidCap Blend Category (Morningstar)                     3.37       18.70         6.77       26.45        20.44        28.71

MidCap Growth Fund Class J Shares
Invista Mid Cap Growth Composite                               -4.81       69.96         2.48       26.15        13.40
Russell Midcap Growth Index                                   -11.74       51.29        17.86       22.54        17.48        33.98
Average MidCap Growth Category (Morningstar)                   -6.90       63.90        17.51       17.05        16.99        34.79

MidCap S&P 400 Index Fund Class J Shares
Invista S&P 400 Index Composite                                16.41
S&P MidCap 400 Index                                           17.51       14.72        19.11       32.25        19.20        30.95
Average MidCap Blend Category (Morningstar)                     3.37       18.70         6.77       26.45        20.44        28.71

Partners MidCap Growth Fund Class J Shares
Turner Midcap Growth Composite                                 -8.10      126.09        26.33       41.77        18.25
Russell Midcap Growth Index                                   -11.74       51.29        17.86       22.54        17.48        33.98
Average MidCap Growth Category (Morningstar)                   -6.90       63.90        17.51       17.05        16.99        34.79

SmallCap Blend Fund Class J Shares
Invista Small Company Blend Composite                          19.86       12.50       -11.27       15.89
Russell 2000 Index                                             -3.02       21.26        -2.55       22.36        16.50        28.45
Average SmallCap Blend Category (Morningstar)                  12.84       18.18        -3.64       26.12        19.66        25.51

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                                           Annual Performance
                                                          (year ended December 31)
                                                     1994         1993        1992         1991
MidCap Blend Fund Class J Shares
Invista Mid Cap Core Composite                       5.46        -0.26        9.01
S&P MidCap 400 Index                                -3.59        13.93       11.90        50.07
Average MidCap Blend Category (Morningstar)         -1.61        14.50       14.93        36.20

Partners MidCap Blend Fund Class J Shares
Morgan Stanley MidCap Blend Composite
S&P MidCap 400 Index                                -3.59        13.93       11.90        50.07
Average MidCap Blend Category (Morningstar)         -1.61        14.50       14.93        36.20

MidCap Growth Fund Class J Shares
Invista Mid Cap Growth Composite
Russell Midcap Growth Index                         -2.16        11.19        8.71        47.03
Average MidCap Growth Category (Morningstar)        -1.03        15.64        9.03        50.97

MidCap S&P 400 Index Fund Class J Shares
Invista S&P 400 Index Composite
S&P MidCap 400 Index                                -3.58        13.95       11.91        50.10
Average MidCap Blend Category (Morningstar)         -1.61        14.50       14.93        36.20

Partners MidCap Growth Fund Class J Shares
Turner Midcap Growth Composite
Russell Midcap Growth Index                         -2.16        11.19        8.71        47.03
Average MidCap Growth Category (Morningstar)        -1.03        15.64        9.03        50.97

SmallCap Blend Fund Class J Shares
Invista Small Company Blend Composite
Russell 2000 Index                                  -1.82        18.88       18.41        46.04
Average SmallCap Blend Category (Morningstar)       -0.97        16.65       14.39        39.57

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                Average Annual Performance
                                                                (through March 31, 2001)                             Since
                                                            YTD        1 YR         3 YR        5 YR        10 YR    Inception
SmallCap Growth Fund Class J Shares                                                                                     -15.07
Invista Small Cap Growth Composite                        -11.99      -52.41        -6.49        5.36
Russell 2000 Growth Index                                 -15.21      -39.82        -5.22        2.51        8.03
Average SmallCap Growth Category (Morningstar)            -17.98      -32.50         2.28        8.21       12.06

Partners SmallCap Growth Fund I Class J Shares                                                                          -11.88
Neuberger Berman SmallCap Growth Composite                -24.95      -55.62
Russell 2000 Growth Index                                 -15.21      -39.82        -5.22        2.51        8.03
Average SmallCap Growth Category (Morningstar)            -17.98      -32.50         2.28        8.21       12.06

Partners SmallCap Growth Fund II Class J Shares                                                                         -13.46
Federated Aggressive Growth Composite                     -19.94      -65.71        -6.99
S&P/BARRA 600 Growth Index                                -13.15      -19.36        -1.19        6.32
Average SmallCap Growth Category (Morningstar)            -17.98      -32.50         2.28        8.21       12.06

SmallCap S&P 600 Index Fund Class J Shares                                                                              -5.21
Invista Small Cap S&P 600 Index Composite                 -10.78       -6.99
S&P SmallCap 600 Index                                     -6.57       -1.28         1.42       10.80       13.91
Average SmallCap Blend Category (Morningstar)              -4.94       -0.73         2.13       10.81       13.01

SmallCap Value Fund Class J Shares                                                                                      -2.08
Invista Small Cap Value Composite                          -2.33        9.31        -5.07        7.79
Russell 2000 Value Index                                    0.97       19.44         1.80       11.85       14.81
Average SmallCap Value Category (Morningstar)               0.76       13.27         0.83       11.23       12.75

Partners SmallCap Value Fund Class J Shares                                                                             -2.50
Ark Asset Small Cap Value Composite                         1.00       19.50         1.80       11.90
Russell 2000 Value Index                                    0.97       19.44         1.80       11.85       14.81
Average SmallCap Value Category (Morningstar)               0.76       13.27         0.83       11.23       12.75

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                   Annual Performance
                                                                  (year ended December 31)
                                                               2000        1999         1998        1997         1996         1995
SmallCap Growth Fund Class J Shares
Invista Small Cap Growth Composite                          -33.86       66.37        -2.47       34.77        14.19
Russell 2000 Growth Index                                   -22.43       43.09         1.23       12.95        11.26        31.04
Average SmallCap Growth Category (Morningstar)               -5.71       61.45         4.49       18.19        19.99        35.44

Partners SmallCap Growth Fund I Class J Shares
Neuberger Berman SmallCap Growth Composite                  -28.36      134.28
Russell 2000 Growth Index                                   -22.43        1.23        12.95       11.26        31.04        -2.43
Average SmallCap Growth Category (Morningstar)               -5.71       61.45         4.49       18.19        19.99        35.44

Partners SmallCap Growth Fund II Class J Shares
Federated Aggressive Growth Composite                       -51.02      111.60         8.08       30.06
S&P/BARRA 600 Growth Index                                    0.57       19.57         2.29       15.67        16.09        29.07
Average SmallCap Growth Category (Morningstar)               -5.71       61.45         4.49       18.19        19.99        35.44

SmallCap S&P 600 Index Fund Class J Shares
Invista Small Cap S&P 600 Index Composite                    10.17
S&P SmallCap 600 Index                                       11.80       12.40        -1.31       25.58        21.32        29.97
Average SmallCap Blend Category (Morningstar)                12.84       18.18        -3.64       26.12        19.66        25.51

SmallCap Value Fund Class J Shares
Invista Small Cap Value Composite                            12.05       -8.92        -6.03       33.65        26.44
Russell 2000 Value Index                                     22.83       -1.49        -6.45       31.78        21.37        25.75
Average SmallCap Value Category (Morningstar)                16.98        4.49        -6.99       30.04        25.53        25.13

Partners SmallCap Value Fund Class J Shares
Ark Asset Small Cap Value Composite                          33.67        6.05        -1.89       32.41        24.03        33.78
Russell 2000 Value Index                                     22.83       -1.49        -6.45       31.78        21.37        25.75
Average SmallCap Value Category (Morningstar)                16.98        4.49        -6.99       30.04        25.53        25.13

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                    Annual Performance
                                                                   (year ended December 31)
                                                             1994         1993        1992         1991
SmallCap Growth Fund Class J Shares
Invista Small Cap Growth Composite
Russell 2000 Growth Index                                    -2.43        13.36        7.77        51.19
Average SmallCap Growth Category (Morningstar)               -0.28        16.70       11.99        53.64

Partners SmallCap Growth Fund I Class J Shares
Neuberger Berman SmallCap Growth Composite
Russell 2000 Growth Index                                    13.36         7.77       51.19       -17.14
Average SmallCap Growth Category (Morningstar)               -0.28        16.70       11.99        53.64

Partners SmallCap Growth Fund II Class J Shares
Federated Aggressive Growth Composite
S&P/BARRA 600 Growth Index                                   -5.47
Average SmallCap Growth Category (Morningstar)               -0.28        16.70       11.99        53.64

SmallCap S&P 600 Index Fund Class J Shares
Invista Small Cap S&P 600 Index Composite
S&P SmallCap 600 Index                                       -4.77        18.78       21.04        48.49
Average SmallCap Blend Category (Morningstar)                -0.97        16.65       14.39        39.57

SmallCap Value Fund Class J Shares
Invista Small Cap Value Composite
Russell 2000 Value Index                                     -1.27        23.84       29.14        41.70
Average SmallCap Value Category (Morningstar)                -0.81        16.72       20.29        37.19

Partners SmallCap Value Fund Class J Shares
Ark Asset Small Cap Value Composite
Russell 2000 Value Index                                     -1.27        23.84       29.14        41.70
Average SmallCap Value Category (Morningstar)                -0.81        16.72       20.29        37.19

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                Average Annual Performance
                                                                (through March 31, 2001)                             Since
                                                            YTD        1 YR         3 YR        5 YR        10 YR    Inception
Technology Fund Class J Shares                                                                                          -13.29
BT Technology Composite                                   -26.62
MSCI Global Technology and Telecommunications Index       -21.98
Average Technology Category (Morningstar)                 -34.82      -61.64        10.07       14.20       19.42

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                    Annual Performance
                                                                   (year ended December 31)
                                                         2000        1999         1998        1997         1996         1995
Technology Fund Class J Shares
BT Technology Composite
MSCI Global Technology and Telecommunications Index     -42.13
Average Technology Category (Morningstar)               -33.13      136.50        52.41        9.58        20.31        42.89

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                   Annual Performance
                                                                  (year ended December 31)
                                                               1994         1993        1992         1991
Technology Fund Class J Shares
BT Technology Composite
MSCI Global Technology and Telecommunications Index
Average Technology Category (Morningstar)                     13.18        24.07       13.03        46.92

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                Average Annual Performance
                                                                (through March 31, 2001)                             Since
                                                            YTD        1 YR         3 YR        5 YR        10 YR    Inception
European Fund Class J Shares                                                                                            -8.11
BT European Composite                                     -17.20      -31.08         0.06       14.73
MSCI Europe (15) Index--ND                                -15.53      -22.68        -1.42       10.75       11.07
Average Europe Category (Morningstar)                     -16.38      -27.12        -0.86        9.22        9.88

International Emerging Markets Fund Class J Shares                                                                      -9.17
Invista International Emerging Markets Equity Composite    -7.48      -37.62        -6.04        1.87
MSCI - Emerging Markets Free--ID                           -6.19      -37.30       -10.45       -8.37
Average Diversified Emerging Market Category (Morningstar) -6.72      -37.84        -8.58       -4.96        0.19

International Fund I Class J Shares                                                                                     -8.81
Invista International Broad Markets Composite             -17.51      -26.50        -2.30        6.83       10.32
MSCI EAFE (Europe, Australia, Far East) Index--ND         -13.73      -25.88        -0.56        3.43        5.90
Average Foreign Category (Morningstar)                    -14.31      -28.67         0.51        5.47        7.23

International Fund II Class J Shares                                                                                    -7.41
BT International Composite                                -15.00
MSCI EAFE (Europe, Australia, Far East) Index--ND         -13.73      -25.88        -0.56        3.43        5.90
Average Foreign Category (Morningstar)                    -14.31      -28.67         0.51        5.47        7.23

International SmallCap Fund Class J Shares                                                                              -9.67
Invista International Small Cap Equity Composite          -16.80      -36.54         8.59       18.11
Salomon Smith Barney DISC                                  -8.32      -18.38        -1.46       -1.04        2.91
Average Foreign Category (Morningstar)                    -14.31      -28.67         0.51        5.47        7.23

Pacific Basin Fund Class J Shares                                                                                       -3.79
BT Pacific Basin Composite                                 -8.42      -36.65        14.06
MSCI Pacific Free Index--ND                                -9.23      -32.32         1.78       -6.20       -0.35
Average Diversified Pacific/Asia Category (Morningstar)    -9.39      -40.27         0.65       -5.99        3.94

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                   Annual Performance
                                                                   (year ended December 31)
                                                                  2000        1999         1998        1997         1996      1995
European Fund Class J Shares
BT European Composite                                           -15.51       33.95        30.86       26.33        41.31      9.36
MSCI Europe (15) Index--ND                                       -8.39       15.89        28.53       23.80        21.09     21.62
Average Europe Category (Morningstar)                            -6.58       26.11        21.56       18.42        24.99     16.26

International Emerging Markets Fund Class J Shares
Invista International Emerging Markets Equity Composite         -28.63       63.25       -17.59       11.38        25.57      7.46
MSCI - Emerging Markets Free--ID                                -31.86       63.70       -27.52      -13.41         3.92     -6.95
Average Diversified Emerging Market Category (Morningstar)      -31.11       71.86       -27.03       -3.68        13.35     -3.45

International Fund I Class J Shares
Invista International Broad Markets Composite                    -7.57       25.78        10.47       12.43        24.54     14.07
MSCI EAFE (Europe, Australia, Far East) Index--ND               -14.17       26.96        20.00        1.78         6.05     11.21
Average Foreign Category (Morningstar)                          -15.66       44.49        13.00        5.43        12.39      9.82

International Fund II Class J Shares
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND               -14.17       26.96        20.00        1.78         6.05     11.21
Average Foreign Category (Morningstar)                          -15.66       44.49        13.00        5.43        12.39      9.82

International SmallCap Fund Class J Shares
Invista International Small Cap Equity Composite                -11.70       86.79        13.24       15.62        40.53      3.61
Salomon Smith Barney DISC                                        -8.34       25.25         5.92      -16.82         8.79      5.41
Average Foreign Category (Morningstar)                          -15.66       44.49        13.00        5.43        12.39      9.82

Pacific Basin Fund Class J Shares
BT Pacific Basin Composite                                      -31.01      132.40         7.35      -27.91
MSCI Pacific Free Index--ND                                     -25.78       56.65         2.72      -25.87        -8.30      2.95
Average Diversified Pacific/Asia Category (Morningstar)         -35.75       92.50        -5.91      -27.90         4.02      2.39

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                    Annual Performance
                                                                   (year ended December 31)
                                                                 1994        1993        1992         1991
European Fund Class J Shares
BT European Composite                                            8.49        43.12
MSCI Europe (15) Index--ND                                       2.28        29.28       -4.71        13.11
Average Europe Category (Morningstar)                            2.52        28.15       -6.82         7.47

International Emerging Markets Fund Class J Shares
Invista International Emerging Markets Equity Composite
MSCI - Emerging Markets Free--ID                                -8.67        71.26
Average Diversified Emerging Market Category (Morningstar)      -9.27        73.26        0.26        18.10

International Fund I Class J Shares
Invista International Broad Markets Composite                   -2.38        44.82        2.73        16.82
MSCI EAFE (Europe, Australia, Far East) Index--ND                7.78        32.56      -12.17        12.13
Average Foreign Category (Morningstar)                          -0.40        36.71       -4.54        13.07

International Fund II Class J Shares
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND                7.78        32.56      -12.17        12.13
Average Foreign Category (Morningstar)                          -0.40        36.71       -4.54        13.07

International SmallCap Fund Class J Shares
Invista International Small Cap Equity Composite
Salomon Smith Barney DISC                                        7.07        35.26      -13.02         8.08
Average Foreign Category (Morningstar)                          -0.40        36.71       -4.54        13.07

Pacific Basin Fund Class J Shares
BT Pacific Basin Composite
MSCI Pacific Free Index--ND                                     12.76        36.21      -18.56        11.46
Average Diversified Pacific/Asia Category (Morningstar)         -5.49        59.02       -3.03        15.05

     IMPORTANT NOTES TO THE APPENDIX

     Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

     Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mortgage Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

     Morgan Stanley Capital International EMF (Emerging Markets Free) Index capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.

     Morgan Stanley Capital International (MSCI) Europe (15) Index is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

     Morgan Stanley Capital International (MSCI) Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

     Morgan Stanley Capital International (MSCI) Global Technology and Telecommunications Index is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

     Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

     Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far
     East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

     Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

     Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

     Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

     S&P/BARRA MidCap 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

     S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

     S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

     S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

     S&P MidCap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

     S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

     Salomon Smith Barney DISC Index consists of companies that are generally larger than those in Salomon Smith Barney's standard small-cap indices. It contains a full complement of region, country, sector and industry indices.